UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Tax-Managed Emerging Markets Fund Annual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report June 30, 2011
Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	37
Federal Tax Information	38
Board of Trustees’ Contract Approval	39
Management and Organization	42
Important Notices	44

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2011
Management’s Discussion of Fund Performance

Portfolio Managers	Thomas Seto, Co-Portfolio Manager, Director of Portfolio Management, Parametric Portfolio Associates LLC;
David Stein, Ph.D., Co-Portfolio Manager, Chief Investment Officer, Parametric Portfolio Associates LLC
For the fiscal year ending June 30, 2011, Eaton Vance Parametric Tax-Managed Emerging Markets Fund had a total return of 28.74%. In comparison, its benchmark, the MSCI Emerging Markets Index (the Index) gained 27.80%, while the Lipper Emerging Markets Funds Classification had an average return of 26.98%.1 Additional information about Fund performance appears on the next page.
Economic and Market Conditions
Global equity markets turned in positive performance during the fiscal year ending June 30, 2011, with much of the gains occurring in the first six months of the period. The period began with market volatility in developed countries, driven by a variety of concerns, including the European credit crisis, an overheating Chinese economy and U.S. political uncertainties leading up to the mid-term Congressional elections in November 2010. However, emerging-market countries generally showed strong growth during this period, benefiting in part from a global economy that continued to demand raw materials.
In the first half of 2011—the second half of the Fund’s fiscal year—emerging markets had just slightly positive performance, for several reasons, including turmoil in the Middle East and North Africa, persistent worries about sovereign debt in the eurozone, inflation in emerging markets countries, and political inertia in the United States. Egypt, along with the other Gulf Cooperation Council (GCC) countries, performed especially poorly during this period due to the significant political upheaval that took place in the first several months of 2011.
The U.S. market, as represented by the S&P 500 Index, rose 30.69% for the fiscal year, while other developed economies of the world, as measured by the MSCI EAFE Index, returned 30.36%.1 Within the Index, the largest gains came from Poland, Russia, Korea and Thailand. In contrast, China, India, Peru and Egypt were laggards, with Egypt turning in the only negative country performance.
Management Discussion
The Fund outperformed its benchmark largely due to its allocations in China and Brazil. In both countries, not only was the Fund underweighted, which was beneficial, but its holdings outperformed those in the Index. In the Philippines, the Fund’s holdings outperformed those in the Index by a large margin, while in India, the Fund’s underweighted allocation proved beneficial. Finally, the Fund’s relative performance benefited from favorable allocations in Chile, Mexico, Poland, Argentina, Romania, and the Czech Republic.
The Fund’s overweight to Egypt and other GCC countries detracted from relative performance. The Fund also had negative performance in the non-benchmark countries of Lebanon, Jordan and Vietnam. An underweighted position in strong-performing South Korea further limited the Fund’s returns for the fiscal year.
Parametric’s emerging market investment strategy relies on a systematic investment process, in combination with a rebalancing discipline to avoid concentration, aimed to enhance returns and capture a higher long-term growth rate than the cap-weighted indices.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2011
Performance2
Class I Shares
Symbol: EITEX
Inception Date: 6/30/98

% Average Annual Total Returns	One Year	Five Years	Ten Years

At net asset value (NAV)	28.74	12.68	18.94
At NAV with redemption fee	26.21	12.27	18.75

% After-Tax Returns at NAV with redemption fee[3]	One Year	Five Years	Ten Years

Return After Taxes on Distributions	25.91	12.06	18.26
Return After Taxes on Distributions and Sale of Fund Shares	17.51	10.83	16.93

% Total Annual Operating Expense Ratio[4]	Class I

0.96

% Comparative Performance[1]	One Year	Five Years	Ten Years

MSCI Emerging Markets Index*	27.80	11.42	16.19
Lipper Emerging Markets Funds Average*	26.98	9.50	14.95

*	Source: MSCI; Lipper.
Performance of $50,000
This graph shows the change in value of a hypothetical investment of $50,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2011
Fund Profile
Geographic Allocation (% of common stocks)
Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)[5]

America Movil SAB de CV, Series L	1.2
OAO Gazprom ADR	1.2
MTN Group, Ltd.	1.0
Sberbank of Russia	0.9
China Mobile, Ltd.	0.8
Samsung Electronics Co., Ltd.	0.8
OTP Bank Rt.	0.6
CEZ AS	0.6
Grupo Financiero Banorte SA de CV, Class O	0.6
China Construction Bank Corp., Class H	0.5

Total % of net assets	8.2

See Endnotes and Additional Disclosures on page 5.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. This index is net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

2.	Class I shares are offered at NAV. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption. Fund performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

3.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown.
After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

4.	Source: Fund prospectus.

5.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class I	$1,000.00	$1,009.60	$4.73	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments

Common Stocks — 97.1%

Security	Shares	Value

Argentina — 0.7%

Banco Macro SA, Class B	130,676	$510,490
Banco Macro SA, Class B ADR	30,000	1,132,200
BBVA Banco Frances SA	76,594	268,457
BBVA Banco Frances SA ADR	59,599	613,870
Cresud SA ADR	145,131	2,356,927
Grupo Financiero Galicia SA, Class B ADR	103,000	1,394,620
IRSA Inversiones y Representaciones SA	119,544	168,470
IRSA Inversiones y Representaciones SA ADR	57,300	788,448
Ledesma SAAI	259,501	574,774
MercadoLibre, Inc.	64,000	5,077,760
Molinos Rio de la Plata SA, Class B	93,310	726,767
Petrobras Energia SA ADR	72,987	1,413,758
Siderar SAIC(1)	138,700	1,058,353
Telecom Argentina SA ADR	128,200	3,340,892
Telecom Argentina SA, Class B	229,824	1,236,245
Transportadora de Gas del Sur SA	252,923	198,226

		$20,860,257

Botswana — 0.5%

Barclays Bank of Botswana	1,191,347	$1,119,409
Botswana Insurance Holdings Ltd.	400,865	589,846
First National Bank of Botswana	7,511,600	3,132,779
Letshego	15,329,252	4,104,407
Sechaba Breweries Ltd.	1,086,400	1,928,143
Sefalana Holding Co.	991,000	454,869
Standard Chartered Bank Botswana	850,790	1,223,606

		$12,553,059

Brazil — 6.3%

AES Tiete SA, PFC Shares	53,416	$865,253
All America Latina Logistica SA (Units)	255,200	2,147,039
Anhanguera Educacional Participacoes SA	39,000	830,154
B2W Companhia Global do Varejo	33,500	408,916
Banco Bradesco SA	73,802	1,266,407
Banco Bradesco SA, PFC Shares	357,660	7,264,808
Banco do Brasil SA	174,099	3,123,552
Banco Santander Brasil SA	144,000	1,688,527
BM&F Bovespa SA	479,000	3,170,519
Bombril SA, PFC Shares	100,000	588,216
BR Malls Participacoes SA	62,500	714,846
Bradespar SA, PFC Shares	56,500	1,433,633
Brasil Telecom SA, PFC Shares	116,635	1,121,023
Braskem SA, PFC Shares	61,000	871,233
BRF-Brasil Foods SA	208,066	3,532,982
Centrais Eletricas Brasileiras SA	44,000	588,960
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	148,982	2,518,275
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,435,742
Cia de Bebidas das Americas, PFC Shares	347,325	11,423,569
Cia de Companhia de Concessoes Rodoviarias (CCR)	78,800	2,345,343
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	1,244,907
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	401,115
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	831,746
Cia Energetica de Minas Gerais, PFC Shares	155,450	3,154,520
Cia Energetica de Sao Paulo, PFC Shares	76,200	1,496,511
Cia Hering	42,700	982,238
Cia Paranaense de Energia-Copel, PFC Shares	36,800	978,567
Cia Siderurgica Nacional SA (CSN)	161,700	1,988,289
Cielo SA	125,766	3,142,840
Contax Participacoes SA, PFC Shares	30,200	454,746
Cosan SA Industria e Comercio	52,100	821,235
CPFL Energia SA	121,200	1,731,817
Cyrela Brazil Realty SA	85,724	816,785
Diagnosticos da America SA	77,600	1,044,180
Duratex SA	139,243	1,178,611
EcoRodovias Infraestrutura e Logistica SA	48,000	416,749
EDP-Energias do Brasil SA	27,800	669,772
Eletropaulo Metropolitana SA, Class B, PFC Shares	33,568	728,294
Embratel Participacoes SA	37,424,000	227,808
Embratel Participacoes SA, PFC Shares	67,000,000	407,843
Empresa Brasileira de Aeronautica SA	322,032	2,455,503
Fibria Celulose SA	24,585	323,725
Gafisa SA	137,300	653,663
Gerdau SA, PFC Shares	161,400	1,685,721
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	441,681
Hypermarcas SA	125,600	1,183,045
Itau Unibanco Holding SA, PFC Shares	494,292	11,544,512
Itausa-Investimentos Itau SA, PFC Shares	932,392	7,163,285
JBS SA(1)	231,100	796,667
Klabin SA, PFC Shares	147,000	546,311
Light SA	41,500	780,726
LLX Logistica SA(1)	154,000	473,649
Localiza Rent a Car SA	40,900	731,176
Lojas Americanas SA, PFC Shares	293,896	2,852,994
Lojas Renner SA	38,700	1,475,443
Lupatech SA(1)	64,400	491,052
Marcopolo SA, PFC Shares	257,100	1,153,173
Metalurgica Gerdau SA, PFC Shares	72,500	929,100

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

MPX Energia SA(1)	20,100	$502,033
MRV Engenharia e Participacoes SA	117,600	976,578
Natura Cosmeticos SA	55,400	1,384,423
OGX Petroleo e Gas Participacoes SA(1)	245,500	2,295,098
PDG Realty SA Empreendimentos e Participacoes	346,400	1,951,018
Petroleo Brasileiro SA	275,200	4,628,841
Petroleo Brasileiro SA ADR	187,400	5,749,432
Petroleo Brasileiro SA, PFC Shares	715,000	10,867,139
Randon Participacoes SA, PFC Shares	95,550	759,184
Redecard SA	194,800	2,935,761
Souza Cruz SA	144,500	1,838,830
Suzano Papel e Celulose SA	62,800	454,306
TAM SA, PFC Shares	32,800	704,066
Tele Norte Leste Participacoes SA	11,200	194,842
Tele Norte Leste Participacoes SA, PFC Shares	95,800	1,470,163
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	413,488
Telemar Norte Leste SA, PFC Shares	22,900	761,548
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	137,605	4,002,990
Tim Participacoes SA	75,000	427,706
Tim Participacoes SA, PFC Shares	302,932	1,465,503
Totvs SA	77,700	1,433,864
Tractebel Energia SA	56,300	992,055
Ultrapar Participacoes SA, PFC Shares	103,648	1,836,329
Usinas Siderurgicas de Minas Gerais SA	20,700	311,432
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	946,311
Vale SA	189,400	6,006,091
Vale SA, PFC Shares	458,592	13,117,321
Weg SA	130,700	1,490,699

		$175,656,047

Bulgaria — 0.2%

Albena Invest Holding PLC	19,550	$93,931
Bulgarian American Credit Bank JSCO(1)	38,300	150,542
Bulgartabak Holding	3,450	87,376
CB First Investment Bank AD(1)	54,000	123,683
Chimimport AD(1)	487,988	1,001,051
Corporate Commercial Bank AD(1)	19,900	1,123,402
Doverie Holding AD(1)	40,000	86,338
Industrial Holding Bulgaria PLC(1)	210,365	148,650
Olovno Tzinkov Komplex AD(1)	33,800	201,299
Petrol AD(1)	76,205	237,037
Sopharma AD(1)	303,500	879,139
Vivacom(1)	32,300	101,787

		$4,234,235

Chile — 3.1%

Administradora de Fondos de Pensiones Provida SA ADR	14,500	$1,036,025
AES Gener SA	1,922,700	1,184,393
Almendral SA	7,092,000	1,092,594
Antarchile SA, Series A	28,200	602,799
Banco de Chile	18,815,895	2,733,307
Banco de Chile ADR	22,359	1,930,700
Banco de Credito e Inversiones	51,624	3,435,341
Banco Santander Chile SA ADR	44,322	4,157,847
Besalco SA	494,500	877,160
Cap SA	47,300	2,256,959
Cencosud SA	734,900	5,291,406
Cia Cervecerias Unidas SA ADR	32,100	1,887,159
Cia Electro Metalurgica SA	17,500	409,088
Cia General de Electricidad SA	116,110	665,828
Cia Sud Americana de Vapores SA	609,456	382,744
Colbun SA	5,518,200	1,569,207
Corpbanca SA	83,071,400	1,306,462
Corpbanca SA ADR	56,666	1,354,317
Embotelladora Andina SA, Series A ADR	25,100	628,253
Embotelladora Andina SA, Series B ADR	28,200	813,570
Empresa Nacional de Electricidad SA ADR	75,059	4,286,619
Empresas CMPC SA	74,700	3,986,344
Empresas Copec SA	385,000	7,290,575
Empresas La Polar SA	219,000	328,020
Enersis SA	1,248,200	576,626
Enersis SA ADR	151,871	3,508,220
ENTEL SA	77,200	1,567,456
Grupo Security SA	1,066,690	456,484
Invercap SA	51,300	658,607
Inversiones Aguas Metropolitanas SA	211,100	322,962
Lan Airlines SA	21,000	598,524
Lan Airlines SA ADR	148,300	4,229,516
Madeco SA(1)	15,429,800	746,151
Masisa SA	5,792,050	810,528
Minera Valparaiso SA	28,200	1,061,988
Parque Arauco SA	498,800	1,115,323
Quinenco SA	324,000	1,143,896
Ripley Corp. SA	752,000	936,496
S.A.C.I. Falabella SA	761,300	8,014,542
Salfacorp SA	620,700	2,337,503
Sigdo Koppers SA	179,600	360,852
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,544,359
Sociedad Quimica y Minera de Chile SA	20,950	1,299,989
Sociedad Quimica y Minera de Chile SA, Series B ADR	45,500	2,944,760

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)

Sonda SA	736,300	$2,030,792
Vina Concha y Toro SA ADR	25,800	1,350,372

		$87,122,663

China — 8.9%

Agile Property Holdings, Ltd.	486,000	$756,370
Agricultural Bank of China, Ltd., Class H	4,310,000	2,281,357
Air China, Ltd., Class H	1,342,000	1,400,535
Alibaba.com, Ltd.	523,500	837,412
Aluminum Corp. of China, Ltd., Class H	1,358,000	1,169,766
Angang Steel Co., Ltd., Class H	428,000	469,927
Anhui Conch Cement Co., Ltd., Class H	435,000	2,058,328
Anta Sports Products, Ltd.	448,000	801,988
AsiaInfo-Linkage, Inc.(1)	10,500	173,880
Baidu, Inc. ADR(1)	86,600	12,135,258
Bank of China, Ltd., Class H	14,203,000	6,970,111
Bank of Communications, Ltd., Class H	1,413,000	1,361,263
BBMG Corp., Class H	425,000	638,387
Beijing Capital International Airport Co., Ltd., Class H(1)	596,000	279,663
Beijing Enterprises Holdings, Ltd.	185,500	969,452
Beijing North Star Co., Ltd., Class H	1,580,000	370,474
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	318,561
BYD Co., Ltd., Class H(1)	266,000	864,539
Chaoda Modern Agriculture Holdings, Ltd.	1,433,660	619,419
China Agri-Industries Holdings, Ltd.	725,000	771,257
China Bluechemical, Ltd., Class H	850,000	705,772
China CITIC Bank Corp., Ltd., Class H(1)	2,186,000	1,365,714
China Coal Energy Co., Class H	1,233,000	1,669,995
China Communications Construction Co., Ltd., Class H	1,677,000	1,450,347
China Communications Services Corp., Ltd., Class H	718,000	425,144
China Construction Bank Corp., Class H	16,564,580	13,811,141
China COSCO Holdings Co., Ltd., Class H	1,621,650	1,277,054
China Dongxiang (Group) Co., Ltd.	703,000	223,752
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	641,213
China Everbright International, Ltd.	675,000	262,166
China Everbright, Ltd.	456,000	872,249
China Foods, Ltd.	460,000	383,216
China High Speed Transmission Equipment Group Co., Ltd.	310,000	341,875
China International Marine Containers Co., Ltd., Class B	413,812	674,247
China Life Insurance Co., Ltd., Class H	1,753,000	6,052,634
China Longyuan Power Group Corp., Class H	1,303,000	1,262,417
China Mengniu Dairy Co., Ltd.	603,000	2,036,269
China Merchants Bank Co., Ltd., Class H	949,500	2,309,792
China Merchants Holdings (International) Co., Ltd.	824,000	3,202,718
China Merchants Property Development Co., Ltd., Class B	588,654	965,705
China Minsheng Banking Corp, Ltd., Class H	1,041,500	963,168
China Mobile, Ltd.	2,471,400	23,040,140
China National Building Material Co., Ltd., Class H	660,000	1,302,995
China National Materials Co., Ltd., Class H	596,000	490,514
China Oilfield Services, Ltd., Class H	564,000	1,033,272
China Overseas Land & Investment, Ltd.	978,360	2,107,262
China Pacific Insurance (Group) Co., Ltd., Class H	286,800	1,193,327
China Petroleum & Chemical Corp., Class H	4,906,000	4,992,765
China Railway Construction Corp., Class H	240,000	201,575
China Railway Group, Ltd., Class H	890,000	419,432
China Resources Enterprise, Ltd.	532,000	2,179,841
China Resources Land, Ltd.	536,000	968,786
China Resources Power Holdings Co., Ltd.	949,000	1,857,964
China Shenhua Energy Co., Ltd., Class H	804,000	3,863,092
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	796,199
China Shipping Development Co., Ltd., Class H	736,000	679,229
China Southern Airlines Co., Ltd., Class H(1)	876,500	471,463
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	625,784
China Telecom Corp., Ltd., Class H	6,998,000	4,559,440
China Travel International Investment Hong Kong, Ltd.	1,660,000	286,751
China Unicom, Ltd.	2,326,290	4,728,429
China Vanke Co., Ltd., Class B	1,185,417	1,596,460
China Yurun Food Group, Ltd.	556,000	1,572,119
China Zhongwang Holdings, Ltd.	541,200	243,877
Chongqing Changan Automobile Co., Ltd., Class B	723,024	518,567
Citic Pacific, Ltd.	628,000	1,577,167
CNOOC, Ltd.	4,433,500	10,465,583
Cosco Pacific, Ltd.	802,000	1,415,828
Ctrip.com International, Ltd. ADR(1)	61,900	2,666,652
Datang International Power Generation Co., Ltd., Class H	1,504,000	511,945
Dazhong Transportation Group Co., Ltd., Class B	633,875	361,702
Dongfeng Motor Corp., Class H	1,298,000	2,470,855
Focus Media Holding, Ltd. ADR(1)	55,700	1,732,270
FU JI Food & Catering Services(1)(2)	133,000	0
Golden Eagle Retail Group, Ltd.	327,000	835,079
Great Wall Motor Co., Ltd., Class H	411,250	680,904
Guangdong Investment, Ltd.	954,000	513,188
Guangzhou Automobile Group Co., Ltd., Class H	896,857	1,099,779
Guangzhou R&F Properties Co., Ltd., Class H	242,400	333,070
Hangzhou Steam Turbine Co., Ltd., Class B	355,299	510,387
Hidili Industry International Development, Ltd.	304,000	262,705

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Huaneng Power International, Inc., Class H	1,972,000	$1,046,201
Industrial & Commercial Bank of China, Ltd., Class H	12,549,000	9,571,699
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	620,398
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,239,289
Jiangsu Expressway Co., Ltd., Class H	352,000	322,687
Jiangxi Copper Co., Ltd., Class H	432,000	1,447,257
Kingboard Chemical Holdings, Ltd.	224,000	1,042,121
Kunlun Energy Co., Ltd.	574,000	991,666
Lee & Man Paper Manufacturing, Ltd.	431,000	262,265
Lenovo Group, Ltd.	1,700,000	977,317
Li Ning Co., Ltd.	108,000	186,560
Lianhua Supermarket Holdings Ltd., Class H	234,000	535,327
Lonking Holdings, Ltd.	1,070,000	587,962
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	641,197
Metallurgical Corp. of China, Ltd., Class H	795,000	308,497
Mindray Medical International, Ltd. ADR	31,500	883,575
NetEase.com, Inc. ADR(1)	46,000	2,074,140
New Oriental Education & Technology Group Inc. ADR(1)	14,900	1,664,628
Nine Dragons Paper Holdings, Ltd.	545,000	477,230
Parkson Retail Group, Ltd.	750,500	1,103,297
PetroChina Co., Ltd., Class H	5,962,300	8,741,942
PICC Property & Casualty Co., Ltd., Class H(1)	600,000	1,024,860
Ping An Insurance (Group) Co. of China, Ltd., Class H	385,500	4,000,768
Qingling Motors Co., Ltd., Class H	1,448,966	448,181
Renhe Commercial Holdings Co., Ltd.	2,626,000	503,838
Semiconductor Manufacturing International Corp.(1)	5,725,000	463,491
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	465,720
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	512,000	743,319
Shanghai Diesel Engine Co., Ltd., Class B	534,000	476,363
Shanghai Electric Group Co., Ltd., Class H	934,000	494,945
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	293,765
Shanghai Industrial Holdings, Ltd.	175,000	646,864
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	872,247
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	177,746
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	464,939
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	210,988
Shimao Property Holdings, Ltd.	532,000	659,172
SINA Corp.(1)	25,700	2,675,370
Sino-Ocean Land Holdings, Ltd.	1,370,500	703,353
Sinofert Holdings, Ltd.	650,000	285,770
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	732,528
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	1,136,040
Sinopharm Group Co., Ltd., Class H	316,000	1,063,007
Sohu.com, Inc.(1)	10,500	758,835
Sound Global, Ltd.	378,000	206,929
Suntech Power Holdings Co., Ltd. ADR(1)	48,000	377,760
Tencent Holdings, Ltd.	269,400	7,359,527
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,673,185
Travelsky Technology, Ltd., Class H	1,218,000	768,521
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,491,017
Want Want China Holdings, Ltd.	2,990,000	2,903,156
Weichai Power Co., Ltd., Class H	114,000	668,569
Wumart Stores, Inc., Class H	244,000	604,536
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	831,569
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,162,948
Yanzhou Coal Mining Co., Ltd., Class H	548,000	2,114,953
Zhejiang Expressway Co., Ltd., Class H	870,000	656,816
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	624,667
Zijin Mining Group Co., Ltd., Class H	1,620,000	817,451
ZTE Corp., Class H	590,616	2,140,678

		$246,740,578

Colombia — 1.6%

Almacenes Exito SA	359,734	$4,982,184
Banco de Bogota	14,000	421,504
Bancolombia SA ADR, PFC Shares	104,500	6,973,285
Bolsa de Valores de Colombia	11,328,600	263,843
Cementos Argos SA	284,000	1,810,921
Cia Colombiana de Inversiones SA	566,260	1,622,916
Cia de Cemento Argos SA	341,000	3,681,797
Corporacion Financiera Colombiana SA	17,074	327,740
Ecopetrol SA	2,214,400	4,806,838
Empresa de Energia de Bogota SA	710,000	622,103
Empresa de Telecommunicaciones de Bogota SA	2,267,738	903,762
Grupo Aval Acciones y Valores SA	1,723,100	1,266,269
Grupo de Inversiones Suramericana	220,000	4,700,961
Grupo Nutresa SA	222,900	2,948,479
Grupo Odinsa SA	47,100	234,302
Interconexion Electrica SA	661,500	4,808,869
ISAGEN SA ESP	1,417,300	1,918,843
Promigas SA	27,000	428,276
Tableros y Maderas de Caldas	94,854,700	697,067
Textiles Fabricato Tejicondor SA(1)	34,115,900	1,253,552

		$44,673,511

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Croatia — 0.7%

Adris Grupa DD, PFC Shares	41,150	$2,077,425
Atlantic Grupa DD(1)	3,250	444,978
Atlantska Plovidba DD(1)	15,437	2,013,956
Croatia Osiguranje DD(1)	160	178,832
Dalekovod DD(1)	20,940	950,233
Ericsson Nikola Tesla	5,610	1,572,557
Hrvatski Telekom DD	152,650	7,677,329
Institut IGH DD(1)	2,210	724,945
Koncar-Elektroindustrija DD	2,370	297,955
Kras DD	1,645	150,563
Petrokemija DD(1)	17,450	701,332
Podravka Prehrambena Industrija DD(1)	21,750	1,392,834
Privredna Banka Zagreb DD	3,310	373,875
Riviera Holding DD(1)	3,830	169,279

		$18,726,093

Czech Republic — 1.6%

CEZ AS	314,770	$16,205,138
Komercni Banka AS	34,200	8,333,538
Komercni Banka AS GDR	27,154	2,203,629
New World Resources PLC, Class A	491,200	7,219,631
Pegas Nonwovens SA	33,000	926,776
Philip Morris CR AS	3,060	1,769,835
Telefonica 02 Czech Republic AS	192,400	5,007,593
Unipetrol AS(1)	322,100	3,333,652

		$44,999,792

Egypt — 1.5%

Alexandria Mineral Oils Co.	89,300	$984,652
Arab Cotton Ginning	1,880,400	1,294,886
Citadel Capital Co.(1)	237,700	225,572
Commercial International Bank	987,190	4,958,693
Eastern Tobacco	55,400	977,302
Egypt Kuwaiti Holding Co.	1,101,751	1,408,510
Egyptian Financial & Industrial Co.(1)	137,064	332,986
Egyptian Financial Group-Hermes Holding SAE	466,500	1,571,620
Egyptian for Tourism Resorts(1)	4,213,900	854,181
Egyptian International Pharmaceutical Industrial Co.	89,132	560,773
El Ezz Aldekhela Steel Alexa Co.(1)	4,750	508,099
El Kahera Housing & Development Co. SAE	234,800	212,487
El Sewedy Cables Holding Co.	79,170	486,549
El Watany Bank of Egypt	43,866	174,920
Ezz Steel(1)	723,500	1,326,792
Ghabbour Auto	280,700	1,435,471
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries(1)	1,685,000	1,580,869
Maridive & Oil Services SAE	445,440	1,515,459
Medinet Nasr for Housing(1)	59,062	203,968
Misr Cement (Qena)	18,251	304,260
MobiNil-Egyptian Co. for Mobil Services	63,078	1,354,297
National Societe General Bank	149,751	900,729
Nile Cotton Ginning Co.(1)	125,000	247,297
Olympic Group Financial Investments	67,971	403,758
Orascom Construction Industries (OCI)	170,301	7,667,623
Orascom Telecom Holding SAE(1)	5,153,810	3,514,452
Oriental Weavers Co.	70,181	346,857
Pioneers Holding	547,300	399,637
Sidi Kerir Petrochemicals Co.	679,500	1,669,480
Six of October Development & Investment Co.	21,701	221,984
South Valley Cement	485,000	352,605
Suez Cement Co.	138,000	908,577
Talaat Moustafa Group(1)	1,658,860	1,368,247
Telecom Egypt	815,300	2,074,311

		$42,347,903

Estonia — 0.4%

AS Baltika(1)	226,000	$214,993
AS Merko Ehitus	75,000	853,776
AS Nordecon International(1)	223,282	416,397
AS Olympic Entertainment Group(1)	803,899	1,560,710
AS Tallink Group, Ltd.(1)	5,354,470	5,401,773
AS Tallinna Kaubamaja	202,800	1,522,506
AS Tallinna Vesi	35,235	378,110

		$10,348,265

Ghana — 0.3%

Aluworks Ghana, Ltd.(1)	1,810,900	$221,024
CAL Bank, Ltd.	3,266,254	646,463
Ghana Commercial Bank, Ltd.	1,384,370	2,739,970
HFC Bank Ghana, Ltd.	3,899,473	977,602
Produce Buying Co., Ltd.	650,000	120,072
SG-SSB, Ltd.	740,000	244,103
Standard Chartered Bank of Ghana, Ltd.	34,600	1,483,754
Unilever Ghana, Ltd.	249,000	1,222,207

		$7,655,195

Hungary — 1.7%

EGIS Rt.	12,478	$1,341,412
FHB Mortgage Bank Rt.(1)	61,300	310,990
Magyar Telekom Rt.	1,937,834	6,227,008

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Hungary (continued)

Magyar Telekom Rt. ADR	37,300	$596,800
MOL Hungarian Oil & Gas Rt.(1)	111,345	12,759,318
OTP Bank Rt.	534,800	17,403,055
Richter Gedeon Rt.	44,322	8,753,908

		$47,392,491

India — 6.2%

ABB, Ltd.	23,000	$450,941
ACC, Ltd.	28,800	613,596
Adani Enterprises, Ltd.	109,100	1,747,661
Adani Power, Ltd.(1)	403,400	994,757
Aditya Birla Nuvo, Ltd.	14,406	290,424
Allahabad Bank, Ltd.	139,000	613,975
Andhra Bank	192,000	574,671
Apollo Hospitals Enterprise, Ltd.	61,400	656,894
Ashok Leyland, Ltd.	307,463	336,009
Asian Paints, Ltd.	8,000	566,646
Axis Bank, Ltd.	88,800	2,560,337
Bajaj Auto, Ltd.	33,200	1,048,452
Bajaj Auto, Ltd. GDR(3)	14,404	453,395
Bajaj Finserv, Ltd. GDR(3)	7,202	83,439
Bajaj Holdings & Investment, Ltd.	11,100	180,520
Balrampur Chini Mills, Ltd.(1)	332,600	461,350
Bank of India	91,100	845,165
Bharat Electronics, Ltd.	5,000	181,110
Bharat Forge, Ltd.	42,200	292,201
Bharat Heavy Electricals, Ltd.	42,500	1,953,006
Bharat Petroleum Corp., Ltd.	36,000	522,733
Bharti Airtel, Ltd.	1,109,900	9,789,700
Biocon, Ltd.	78,400	622,358
Cairn India, Ltd.(1)	141,400	990,868
Canara Bank, Ltd.	55,300	651,845
Century Textiles & Industries, Ltd.	50,000	395,921
Cipla, Ltd.	207,400	1,527,619
Coal India, Ltd.	202,600	1,781,602
Colgate-Palmolive (India), Ltd.	23,100	510,497
Container Corp. of India, Ltd.	20,800	483,457
Corporation Bank	17,000	199,927
Crompton Greaves, Ltd.	67,900	394,216
Cummins India, Ltd.	23,000	347,846
Dabur India, Ltd.	278,000	711,610
Divi’s Laboratories, Ltd.	14,000	247,062
Dr. Reddy’s Laboratories, Ltd.	24,300	832,976
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	920,044
Educomp Solutions, Ltd.	38,500	338,652
Essar Oil, Ltd.(1)	178,500	497,386
GAIL (India), Ltd.	174,650	1,722,549
GAIL (India), Ltd. GDR(3)	25,050	1,524,292
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	421,023
Glenmark Pharmaceuticals, Ltd.	114,000	818,612
GMR Infrastructure(1)	1,192,200	876,895
Grasim Industries, Ltd. GDR(3)	13,300	622,986
Great Eastern Shipping Co., Ltd. (The)	56,700	370,432
GTL, Ltd.	34,000	69,862
Gujarat Ambuja Cements, Ltd.	159,800	478,101
HCL Technologies, Ltd.	49,700	551,361
HDFC Bank, Ltd.	72,900	4,097,942
HDFC Bank, Ltd. ADR	7,700	1,358,203
Hero Honda Motors, Ltd.	51,542	2,147,196
Hindalco Industries, Ltd.	256,210	1,037,235
Hindustan Construction, Ltd.	431,600	307,114
Hindustan Petroleum Corp., Ltd.	42,500	378,105
Hindustan Unilever, Ltd.	588,309	4,490,683
Hindustan Zinc, Ltd.	199,000	610,432
Housing Development & Infrastructure, Ltd.(1)	254,301	912,083
Housing Development Finance Corp., Ltd.	445,000	7,015,979
I-Flex Solutions, Ltd.(1)	4,000	206,179
ICICI Bank, Ltd.	135,100	3,308,819
ICICI Bank, Ltd. ADR	50,200	2,474,860
IDBI Bank, Ltd.	219,000	670,654
Idea Cellular, Ltd.(1)	1,065,701	1,900,036
Indiabulls Real Estate, Ltd.(1)	304,000	770,352
Indiabulls Wholesale Services, Ltd.	38,000	50,445
Indian Hotels Co., Ltd.	173,820	301,200
Indian Oil Corp., Ltd.	176,300	1,326,359
Infosys, Ltd.	174,151	11,333,017
Infrastructure Development Finance Co., Ltd.	492,900	1,447,690
ITC, Ltd.	1,223,800	5,569,465
Jain Irrigation Systems, Ltd.	63,500	242,794
Jaiprakash Associates, Ltd.	448,250	814,531
Jammu & Kashmir Bank, Ltd.	12,000	225,200
Jindal Steel & Power, Ltd.	131,700	1,912,044
JSW Energy, Ltd.	590,877	887,699
JSW Steel, Ltd.	30,700	610,624
Kotak Mahindra Bank, Ltd.	154,400	1,662,458
Lanco Infratech, Ltd.(1)	599,000	317,821
Larsen & Toubro, Ltd.	38,200	1,569,637
Larsen & Toubro, Ltd. GDR(3)	48,000	1,962,971
LIC Housing Finance, Ltd.	150,000	816,192
Lupin, Ltd.	71,500	721,293
Mahindra & Mahindra, Ltd.	167,400	2,628,111
Maruti Suzuki India, Ltd.	50,500	1,309,896

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Motor Industries Co., Ltd.	3,900	$597,626
Mphasis, Ltd.	53,500	520,027
Mundra Port & Special Economic Zone, Ltd.	475,400	1,725,023
National Aluminium Co., Ltd.	96,000	178,302
Nestle India, Ltd.	12,100	1,115,385
Neyveli Lignite Corp., Ltd.	78,000	169,208
NHPC, Ltd.	2,174,100	1,169,668
Nicholas Piramal India, Ltd.	41,782	375,643
NTPC, Ltd.	1,000,700	4,194,239
Oil & Natural Gas Corp., Ltd.	592,400	3,640,403
Patni Computer Systems, Ltd.	37,000	268,272
Petronet LNG, Ltd.	94,000	285,425
Power Grid Corporation of India, Ltd.	916,500	2,255,541
Punjab National Bank, Ltd.	13,000	316,301
Ranbaxy Laboratories, Ltd.	26,000	314,682
Ranbaxy Laboratories, Ltd. GDR(3)	70,500	853,050
Reliance Capital, Ltd.	82,700	1,078,094
Reliance Industries, Ltd.	447,512	8,980,976
Reliance Industries, Ltd. GDR(4)	42,816	1,726,165
Reliance Infrastructure, Ltd.(1)	89,700	1,077,398
Reliance Infrastructure, Ltd. GDR(1)	5,900	207,680
Reliance Power, Ltd.(1)	446,200	1,163,933
Satyam Computer Services, Ltd.(1)	220,900	416,035
Sesa Goa, Ltd.	143,000	906,405
Siemens India, Ltd.	37,200	740,713
State Bank of India	17,700	951,331
State Bank of India GDR	25,100	2,763,510
Steel Authority of India, Ltd.	241,000	740,776
Sterlite Industries (India), Ltd.	293,200	1,097,784
Sun Pharmaceuticals Industries, Ltd.	222,000	2,488,563
Tata Chemicals, Ltd.	58,600	490,511
Tata Communications, Ltd.(1)	47,000	208,160
Tata Consultancy Services, Ltd.	163,380	4,325,270
Tata Motors, Ltd.	47,700	1,061,359
Tata Motors, Ltd. ADR	19,800	445,698
Tata Power Co., Ltd.	88,600	2,600,032
Tata Steel, Ltd.	81,000	1,112,223
Tata Tea, Ltd.	156,000	338,338
Titan Industries, Ltd.	248,000	1,188,461
Torrent Power, Ltd.	65,000	348,458
UltraTech Cement, Ltd.(1)	14,600	301,093
United Phosphorus, Ltd.	112,000	382,069
United Spirits, Ltd.	47,500	1,039,933
Voltas, Ltd.	86,500	309,962
Wipro, Ltd.	152,666	1,425,828
Wipro, Ltd. ADR	21,833	287,541
Zee Entertainment Enterprises, Ltd.	413,300	1,250,181

		$170,955,575

Indonesia — 3.4%

Adaro Energy PT	3,850,000	$1,103,446
Aneka Tambang Tbk PT	8,587,500	2,086,091
Astra Argo Lestari Tbk PT	319,000	876,299
Astra International Tbk PT	1,469,000	10,919,759
Bakrie Sumatera Plantations Tbk PT	10,258,500	504,247
Bakrieland Development Tbk PT(1)	28,008,000	485,025
Bank Central Asia Tbk PT	8,850,500	7,915,043
Bank Danamon Indonesia Tbk PT	2,391,681	1,678,138
Bank Mandiri Tbk PT	5,487,000	4,621,652
Bank Negara Indonesia Persero Tbk PT	2,149,000	974,350
Bank Pan Indonesia Tbk PT(1)	3,525,272	374,815
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	522,061
Bank Rakyat Indonesia PT	8,580,000	6,526,335
Barito Pacific Tbk PT(1)	5,662,500	655,172
Bumi Resources Tbk PT	14,544,000	5,021,400
Charoen Pokphand Indonesia Tbk PT	5,000,000	1,162,597
Delta Dunia Makmur Tbk PT(1)	2,681,500	317,124
Gudang Garam Tbk PT	420,000	2,444,422
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	501,266
Indo Tambangraya Megah Tbk PT	90,000	470,544
Indocement Tunggal Prakarsa Tbk PT	1,149,500	2,289,482
Indofood CBP Sukses Makmur Tbk PT	770,000	485,734
Indofood Sukses Makmur Tbk PT	3,225,500	2,168,178
Indosat Tbk PT	2,085,500	1,243,408
International Nickel Indonesia Tbk PT	2,462,000	1,295,789
Jasa Marga Tbk PT	3,247,500	1,375,664
Kalbe Farma Tbk PT	3,420,000	1,349,516
Lippo Karawaci Tbk PT	11,794,000	895,135
Matahari Putra Prima Tbk PT	1,600,000	226,283
Medco Energi Internasional Tbk PT	1,397,000	384,039
Perusahaan Gas Negara PT	12,555,000	5,905,024
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,270,000	617,575
Ramayana Lestari Sentosa Tbk PT	4,100,000	373,457
Semen Gresik (Persero) Tbk PT	2,655,000	2,976,575
Tambang Batubara Bukit Asam Tbk PT	948,000	2,304,925
Telekomunikasi Indonesia Tbk PT	11,443,160	9,853,791
Unilever Indonesia Tbk PT	969,700	1,687,498

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)

United Tractors Tbk PT	3,099,500	$9,024,864
XL Axiata Tbk PT	1,042,500	748,679

		$94,365,402

Jordan — 0.7%

Arab Bank PLC	711,675	$8,404,543
Arab Potash Co. PLC	54,500	3,190,276
Bank of Jordan	262,189	824,112
Capital Bank of Jordan(1)	500,415	976,031
Jordan Ahli Bank	79,695	192,280
Jordan Petroleum Refinery	142,800	876,993
Jordan Phosphate Mines	62,700	1,183,670
Jordan Steel	269,400	818,438
Jordan Telecom Corp.	150,600	1,189,926
Jordanian Electric Power Co.	243,901	1,042,709
Royal Jordanian Airlines Co. (The)(1)	209,700	405,346
Taameer Jordan Holdings PSC(1)	1,153,700	604,002
Union Land Development(1)	156,800	358,400
United Arab Investors(1)	1,294,200	292,963

		$20,359,689

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	338,000	$4,241,053
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	561,500	5,020,792
Kazakhmys PLC	280,500	6,217,842
Kazkommertsbank JSC GDR(1)	154,600	850,300
KazMunaiGas Exploration Production GDR	230,826	4,605,100

		$20,935,087

Kenya — 0.7%

Athi River Mining, Ltd.	561,200	$1,144,438
Bamburi Cement Co., Ltd.	366,541	735,116
Barclays Bank of Kenya, Ltd.	6,659,520	1,281,282
Co-operative Bank of Kenya, Ltd. (The)	2,149,300	388,595
East African Breweries, Ltd.	1,812,440	3,956,628
Equity Bank, Ltd.	4,992,400	1,439,175
ICDC Investment Co.(1)	888,800	228,854
KenolKobil, Ltd.	2,380,000	309,074
Kenya Airways, Ltd.	1,598,400	666,559
Kenya Commercial Bank, Ltd.	9,436,560	2,509,021
Kenya Electricity Generating Co., Ltd.	1,449,600	219,083
Kenya Power & Lighting, Ltd.	7,330,572	1,764,425
Mumias Sugar Co., Ltd.	3,556,814	284,705
Nation Media Group, Ltd.	302,980	563,053
NIC Bank, Ltd.	704,939	347,241
Safaricom, Ltd.	54,387,000	2,435,466
Standard Chartered Bank Kenya, Ltd.	309,721	819,494

		$19,092,209

Kuwait — 1.5%

Abyaar Real Estate Development(1)	1,440,000	$145,723
Agility DGS	620,000	746,443
Ahli United Bank	199,500	567,712
Al Ahli Bank of Kuwait KSC	78,750	188,184
Al Safat Investment Co. KSC(1)	1,140,000	353,521
Al Safwa Group Holding Co. KSC(1)	7,920,000	505,655
Al-Mazaya Holding Co.(1)	520,000	142,284
Al-Qurain Petrochemicals Co.(1)	1,460,000	1,056,111
Boubyan Bank KSC(1)	607,500	1,329,807
Boubyan Petrochemicals Co.	1,875,000	4,035,936
Burgan Bank SAK(1)	661,280	1,230,401
Combined Group Contracting Co.	108,350	715,805
Commercial Bank of Kuwait SAK	240,000	783,656
Commercial Real Estate Co. KSCC(1)	1,009,266	284,837
Gulf Bank(1)	1,030,000	2,029,186
Gulf Cable & Electrical Industries	110,000	626,049
Hits Telecom Holding KSC(1)	1,320,000	264,867
Investment Dar Co. (The)(1)(2)	125,000	16,873
Kuwait Finance House KSC	1,084,341	3,956,005
Kuwait Foods Co. (Americana)	285,000	1,628,291
Kuwait International Bank(1)	818,000	925,137
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	523,415
Kuwait Portland Cement Co.	192,500	828,712
Kuwait Projects Co. Holdings KSC	385,875	513,843
Kuwait Real Estate Co.(1)	840,000	152,640
Mabanee Co. SAKC(1)	517,000	1,640,970
Mena Holding Group(1)(2)	30,000	2,846
Mobile Telecommunications Co.	1,980,000	7,512,587
National Bank of Kuwait SAK	1,508,222	6,434,275
National Industries Group Holding(1)	2,077,500	1,738,627
National Investment Co.(1)	365,000	306,761
National Mobile Telecommunication Co. KSC	90,000	643,561
National Real Estate Co.(1)	569,800	174,619
Sultan Center Food Products Co.(1)	580,000	220,066

		$42,225,405

Latvia — 0.0%(5)

Grindeks(1)	12,000	$167,201
Latvian Shipping Co.(1)	96,000	78,332

		$245,533

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Lebanon — 0.3%

Banque Audi sal-Audi Saradar Group	246,610	$1,621,461
Byblos Bank	838,110	1,408,025
Solidere	266,950	4,644,930

		$7,674,416

Lithuania — 0.2%

Apranga PVA	363,680	$853,877
Bankas Snoras(1)	2,505,608	1,215,183
Invalda PVA(1)	70,800	246,409
Klaipedos Nafta PVA(1)	1,576,663	993,789
Lesto AB	100,536	112,260
Lietuvos Dujos	200,000	191,068
Lietuvos Energija	14,857	11,650
LITGRID Turtas AB(1)	18,780	12,691
Panevezio Statybos Trestas	323,592	851,195
Pieno Zvaigzdes	94,000	215,376
Rokiskio Suris	177,000	369,614
Sanitas(1)	17,500	242,604
Siauliu Bankas(1)	827,358	379,135

		$5,694,851

Malaysia — 3.0%

Aeon Co.(M) Bhd	184,200	$441,708
Affin Holdings Bhd	236,000	260,583
Airasia Bhd	851,000	995,046
Alliance Financial Group Bhd	330,800	348,785
AMMB Holdings Bhd	615,900	1,330,149
Axiata Group Bhd	1,505,175	2,501,325
Batu Kawan Bhd	100,300	569,057
Berjaya Corp. Bhd	2,498,100	1,003,308
Berjaya Sports Toto Bhd	445,097	662,182
Boustead Holdings Bhd	375,000	768,652
British American Tobacco Malaysia Bhd	73,000	1,129,028
Bursa Malaysia Bhd	224,600	576,374
CIMB Group Holdings Bhd	1,417,266	4,197,775
Dialog Group Bhd	1,556,164	1,426,031
Digi.com Bhd	133,400	1,283,541
Gamuda Bhd	1,965,800	2,510,031
Genting Bhd	1,174,900	4,376,065
Genting Plantations Bhd	261,000	685,661
Hong Leong Bank Bhd	252,400	1,119,339
Hong Leong Financial Group Bhd	61,500	268,793
IGB Corp. Bhd	315,120	223,469
IJM Corp. Bhd	1,007,020	2,152,511
IOI Corp. Bhd	1,671,268	2,936,559
Kencana Petroleum Bhd	1,456,000	1,357,511
Kinsteel Bhd	1,475,000	354,847
KLCC Property Holdings Bhd	250,000	277,364
KNM Group Bhd	973,075	607,635
Kuala Lumpur Kepong Bhd	227,650	1,672,332
Kulim (Malaysia) Bhd	792,800	933,501
Lafarge Malayan Cement Bhd	468,660	1,157,602
Landmarks Bhd(1)	576,800	275,870
Lion Industries Corp. Bhd	436,600	272,462
Malayan Banking Bhd	1,152,486	3,416,910
Malaysia Airports Holdings Bhd	200,000	428,548
Malaysian Airline System Bhd(1)	683,133	349,026
Malaysian Bulk Carriers Bhd	205,000	144,201
Malaysian Resources Corp. Bhd	1,188,000	879,605
Maxis Bhd	1,245,600	2,261,843
Media Prima Bhd	567,300	545,220
MISC Bhd	638,440	1,554,872
MMC Corp. Bhd	662,000	619,008
Muhibbah Engineering(M) Bhd	639,400	301,624
Multi-Purpose Holdings Bhd	430,540	432,663
Parkson Holdings Bhd	570,622	1,139,113
Petronas Chemicals Group Bhd(1)	984,600	2,315,785
Petronas Dagangan Bhd	374,700	1,999,070
Petronas Gas Bhd	135,300	592,848
PLUS Expressways Bhd	700,900	1,049,203
PPB Group Bhd	300,400	1,714,565
Proton Holdings Bhd	222,800	244,581
Public Bank Bhd	702,398	3,086,681
Resorts World Bhd	1,613,100	1,926,685
RHB Capital Bhd	260,500	791,097
SapuraCrest Petroleum Bhd	650,000	905,560
Shell Refining Co. Bhd	201,100	697,973
Sime Darby Bhd	2,280,809	6,979,235
Sino Hua-An International Bhd	2,699,600	291,293
SP Setia Bhd	570,150	789,577
Sunway Holdings Bhd(1)	508,900	458,983
Sunway Real Estate Investment Trust	1,028,200	378,107
Supermax Corp. Bhd	250,000	307,712
Ta Ann Holdings Bhd	197,683	362,543
Tan Chong Motor Holdings Bhd	219,000	344,289
Telekom Malaysia Bhd	845,000	1,106,908
Tenaga Nasional Bhd	1,057,531	2,373,831
Top Glove Corp. Bhd	210,000	365,474
UMW Holdings Bhd	239,000	572,162
Unisem (M) Bhd	799,500	422,325
Wah Seong Corp. Bhd	682,750	554,377

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)

WCT Bhd	699,500	$716,438
YTL Corp. Bhd	1,949,455	1,001,843
YTL Power International Bhd	1,521,299	1,108,909

		$84,205,783

Mauritius — 0.8%

Ireland Blyth, Ltd.	64,209	$181,831
Mauritius Commercial Bank	1,535,695	10,219,846
Naiade Resorts, Ltd.(1)	219,280	260,031
New Mauritius Hotels, Ltd.	1,267,600	4,621,692
Rogers & Co., Ltd.	48,555	515,628
Shell Mauritius, Ltd.	25,800	148,864
State Bank of Mauritius, Ltd.	1,389,749	4,727,462
Sun Resorts, Ltd.	656,202	1,463,389
United Basalt Products, Ltd.	102,150	488,150

		$22,626,893

Mexico — 6.2%

Alfa SAB de CV, Series A	571,272	$8,514,068
America Movil SAB de CV, Series L	24,552,322	33,111,087
Bolsa Mexicana de Valores SAB de CV	240,000	482,111
Carso Infraestructura y Construccion SA(1)	830,000	528,121
Cemex SAB de CV, Series CPO(1)	10,896,318	9,362,169
Coca-Cola Femsa SA de CV, Series L	102,000	949,479
Compartamos SAB de CV	2,460,800	4,466,157
Consorcio ARA SA de CV	562,100	284,206
Controladora Comercial Mexicana SA de CV(1)	352,600	589,649
Corporacion GEO SA de CV, Series B(1)	316,700	730,316
Desarrolladora Homex SAB de CV(1)	149,900	627,331
Embotelladoras Arca SAB de CV	100,000	715,719
Empresas ICA SAB de CV(1)	1,151,300	2,658,851
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	10,242,809
Genomma Lab Internacional SA de CV(1)	438,500	1,116,052
Grupo Aeroportuario del Pacifico SA de CV, Class B	125,800	515,943
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,057,618
Grupo Bimbo SA de CV, Series A	1,682,508	3,894,262
Grupo Carso SA de CV, Series A1	927,400	3,073,248
Grupo Comercial Chedraui SA de CV	132,800	416,712
Grupo Elektra SA de CV	49,226	2,522,578
Grupo Financiero Banorte SA de CV, Class O	3,433,000	15,586,820
Grupo Financiero Inbursa SA de CV, Class O	2,016,408	10,331,325
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,973,061	13,118,550
Grupo Modelo SA de CV, Series C	447,600	2,706,587
Grupo Televisa SA, Series CPO	1,105,518	5,441,432
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	2,221,375
Industrias CH SA, Series B(1)	158,452	595,455
Industrias Penoles SA de CV	127,829	4,825,590
Inmuebles Carso SAB de CV(1)	927,400	933,063
Kimberly-Clark de Mexico SA de CV	395,170	2,598,803
Mexichem SA de CV	1,191,673	4,826,334
Minera Frisco SAB de CV(1)	927,400	4,445,120
Organizacion Soriana SAB de CV, Class B	166,700	499,879
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	1,001,457
Telefonos de Mexico SA de CV, Series L	3,656,760	3,026,349
TV Azteca SAB de CV, Series CPO	1,018,565	830,789
Urbi Desarrollos Urbanos SA de CV(1)	427,700	938,796
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	11,175,334

		$170,961,544

Morocco — 1.5%

Alliances Developpement Immobilier SA	5,300	$451,075
Attijariwafa Bank	174,500	7,983,208
Banque Centrale Populaire	48,600	2,484,250
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	3,573,026
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	934,967
Centrale Laitiere	4,200	707,130
Ciments du Maroc	9,810	1,309,031
Compagnie Generale Immobiliere	5,300	891,991
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	414,203
Credit Immobilier et Hotelier	17,500	614,992
Delta Holding SA	30,000	331,617
Douja Promotion Groupe Addoha SA	249,100	3,119,599
Holcim Maroc SA	7,282	2,224,066
Label Vie	3,700	560,298
Lafarge Ciments	9,200	1,963,375
Managem	12,400	1,424,559
Maroc Telecom	526,641	9,691,169
Samir(1)	20,347	1,651,099
Societe des Brasseries du Maroc	1,829	544,121
SONASID (Societe Nationale de Siderurgie)	5,872	1,112,073
Wafa Assurance	1,500	552,535

		$42,538,384

Nigeria — 0.8%

Access Bank PLC	16,694,470	$777,251
African Petroleum PLC(1)	1,797,328	239,133

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)

Ashaka Cement PLC(1)	2,905,875	$442,836
Cadbury Nigeria PLC(1)	1,333,333	157,001
Dangote Cement PLC	1,667,438	1,382,060
Dangote Sugar Refinery PLC	7,275,654	610,678
Diamond Bank PLC	12,642,700	426,950
Ecobank Transnational, Inc.(1)	5,323,600	502,688
First Bank of Nigeria PLC	22,404,910	1,836,468
First City Monument Bank PLC	12,831,301	602,440
Flour Mills of Nigeria PLC	726,008	452,267
Guaranty Trust Bank PLC	23,900,800	2,441,800
Guiness Nigeria PLC	597,934	953,754
Lafarge Cement WAPCO Nigeria PLC	2,810,500	832,461
Nestle Foods Nigeria PLC	258,000	676,721
Nigerian Breweries PLC	3,376,900	1,917,636
Oando PLC	3,620,123	1,016,008
Oceanic Bank International PLC(1)	17,943,850	168,260
PZ Cussons Nigeria PLC	2,770,832	719,126
Skye Bank PLC	10,043,800	486,054
UAC of Nigeria PLC	3,101,250	793,513
Unilever Nigeria PLC	3,750,000	662,939
Union Bank of Nigeria PLC(1)	15,659,632	278,913
United Bank for Africa PLC	23,536,507	872,306
Zenith Bank, Ltd.	25,292,637	2,431,410

		$21,680,673

Oman — 0.8%

Bank Dhofar SAOG	725,634	$1,064,753
Bank Muscat SAOG	2,634,640	5,029,114
Bank Sohar	2,501,900	921,411
Dhofar International Development & Investment Holding Co.	256,825	283,471
Galfar Engineering & Contracting SAOG	930,340	1,042,633
National Bank of Oman, Ltd.	845,230	702,438
Oman Cables Industry SAOG	112,400	266,806
Oman Cement Co. SAOG	412,000	600,924
Oman Flour Mills Co., Ltd. SAOG	543,700	734,253
Oman International Bank SAOG	1,429,706	965,391
Oman Telecommunications Co.	1,262,260	3,595,882
Omani Qatari Telecommunications Co. SAOG	671,100	1,174,647
Ominvest	603,724	729,079
Raysut Cement Co. SAOG	356,710	984,762
Renaissance Holdings Co.	1,085,940	2,383,117
Shell Oman Marketing Co.	66,100	409,541

		$20,888,222

Pakistan — 0.7%

Adamjee Insurance Co., Ltd.	235,620	$179,517
Arif Habib Securities, Ltd.(1)	631,600	192,411
Attock Petroleum, Ltd.	99,000	431,684
Bank Alfalah, Ltd.	1,396,394	155,769
D.G. Khan Cement Co., Ltd.(1)	850,320	228,084
Engro Corp., Ltd.	612,336	1,165,529
Fauji Fertilizer Bin Qasim, Ltd.	841,000	413,806
Fauji Fertilizer Co., Ltd.	788,243	1,380,824
Habib Bank, Ltd.	199,650	270,527
Hub Power Co., Ltd.	4,246,500	1,857,876
ICI Pakistan, Ltd.	167,800	297,656
Indus Motor Co., Ltd.	112,000	286,612
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	148,368
Kot Addu Power Co., Ltd.	392,500	195,360
Lucky Cement, Ltd.	515,900	424,266
Muslim Commercial Bank, Ltd.	1,355,153	3,136,855
National Bank of Pakistan	1,522,946	893,892
Nishat Mills, Ltd.	1,529,980	896,063
Oil & Gas Development Co., Ltd.	1,601,500	2,850,174
Pakistan Oil Fields, Ltd.	200,200	837,035
Pakistan Petroleum, Ltd.	905,420	2,182,718
Pakistan State Oil Co., Ltd.	204,800	638,437
Pakistan Telecommunication Co., Ltd.	3,237,500	532,868
United Bank, Ltd.	1,302,825	940,660

		$20,536,991

Peru — 1.5%

Alicorp SA	1,922,461	$3,775,701
Banco Continental SA	252,000	531,588
Cia de Minas Buenaventura SA	82,880	3,104,797
Cia de Minas Buenaventura SA ADR	171,176	6,501,264
Cia Minera Milpo SA	808,170	1,807,691
Credicorp, Ltd. ADR	93,700	8,067,570
Edegel SA	2,023,411	1,111,239
Ferreyros SA	566,774	540,079
Grana y Montero SA	965,092	1,839,273
Intergroup Financial Services Corp.	40,900	944,790
Luz del Sur SAA	83,400	188,063
Minsur SA	1,384,773	1,561,301
Sociedad Minera Cerro Verde SAA	47,600	1,642,200
Sociedad Minera el Brocal SA	32,370	441,489
Southern Copper Corp.	227,494	7,477,728
Volcan Cia Minera SA, Class B	1,836,677	1,850,371

		$41,385,144

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Philippines — 1.6%

Aboitiz Equity Ventures, Inc.	12,558,000	$12,190,070
Aboitiz Power Corp.	2,050,000	1,484,660
ABS-CBN Holdings Corp. PDR	236,200	226,673
Alliance Global Group, Inc.	6,821,000	1,730,212
Ayala Corp.	211,838	1,559,394
Ayala Land, Inc.	5,663,008	2,044,284
Banco De Oro	873,000	1,103,431
Bank of the Philippine Islands	1,532,721	2,074,335
Filinvest Land, Inc.	16,105,546	436,248
First Gen Corp.(1)	1,129,760	370,652
First Philippine Holdings Corp.	274,000	375,090
Globe Telecom, Inc.	17,000	351,189
Holcim Philippines, Inc.	2,124,000	585,073
International Container Terminal Services, Inc.	887,100	1,030,199
JG Summit Holding, Inc.	2,893,700	1,775,727
Jollibee Foods Corp.	467,000	955,702
Lopez Holdings Corp.(1)	11,450,000	1,521,958
Manila Electric Co.	465,214	2,948,660
Manila Water Co.	481,700	207,197
Megaworld Corp.	10,700,000	493,554
Metropolitan Bank & Trust Co.	747,479	1,209,146
Philex Mining Corp.	1,875,000	1,009,490
Philippine Long Distance Telephone Co.	66,260	3,568,737
PNOC Energy Development Corp.	6,776,250	1,033,663
Robinsons Land Corp.	1,290,000	357,930
Semirara Mining Corp.	122,900	606,253
SM Investments Corp.	111,232	1,374,153
SM Prime Holdings, Inc.	4,912,040	1,339,406
Universal Robina Corp.	1,148,700	1,082,867
Vista Land & Lifescapes, Inc.	9,352,000	684,051

		$45,730,004

Poland — 3.0%

Agora SA	69,000	$453,074
AmRest Holdings SE(1)	16,908	480,831
Asseco Poland SA	183,670	3,319,443
Bank Handlowy w Warszawie SA	24,785	785,796
Bank Millennium SA	697,490	1,373,271
Bank Pekao SA	96,585	5,714,923
Bioton SA(1)	19,451,400	1,063,771
BRE Bank SA(1)	24,950	2,960,155
Budimex SA	43,576	1,454,656
Cersanit SA(1)	170,700	619,245
Cinema City International NV(1)	19,500	251,677
Cyfrowy Polsat SA	374,380	2,252,177
Echo Investment SA(1)	240,000	433,266
Eurocash SA	167,303	1,799,416
Getin Holding SA(1)	218,933	1,019,927
Globe Trade Centre SA(1)	76,488	518,801
Grupa Lotos SA(1)	176,940	2,912,700
KGHM Polska Miedz SA	152,118	10,925,458
KOPEX SA(1)	57,700	490,558
LC Corp. SA(1)	608,300	306,057
LPP SA	1,462	1,193,282
Mostostal-Warszawa SA	10,400	119,592
Netia SA(1)	639,700	1,344,178
NG2 SA	12,000	251,490
Orbis SA(1)	60,680	835,353
PBG SA(1)	17,656	892,552
Polimex-Mostostal SA	1,016,072	1,192,851
Polish Oil & Gas	1,159,466	1,778,606
Polnord SA	19,500	182,347
Polska Grupa Energetyczna SA	618,800	5,412,113
Polski Koncern Naftowy Orlen SA(1)	284,795	5,376,251
Powszechna Kasa Oszczednosci Bank Polski SA	584,282	8,942,057
Powszechny Zaklad Ubezpieczen SA	27,500	3,758,885
Tauron Polska Energia SA	870,400	2,090,016
Telekomunikacja Polska SA	1,027,645	6,248,232
Telekomunikacja Polska SA GDR	169,000	1,025,594
Telekomunikacja Polska SA GDR(4)	76,100	461,821
TVN SA	679,266	4,028,015

		$84,268,437

Qatar — 1.6%

Barwa Real Estate Co.	126,643	$1,048,432
Commercial Bank of Qatar	72,232	1,434,094
Doha Bank, Ltd.	63,819	900,809
First Finance Co.(1)(2)	98,957	269,031
Gulf International Services QSC	185,800	1,507,728
Industries Qatar	284,707	10,679,892
Masraf Al Rayan(1)	507,800	3,251,295
Qatar Electricity & Water Co.	60,800	2,412,058
Qatar Fuel	13,200	922,798
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,423,900
Qatar Insurance Co.	24,508	541,148
Qatar International Islamic Bank	32,210	412,063
Qatar Islamic Bank	63,415	1,364,737
Qatar National Bank	225,897	8,761,260
Qatar National Cement Co.	12,559	401,304
Qatar National Navigation	93,351	2,055,536
Qatar Telecom QSC	99,778	4,194,978

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)

United Development Co.(1)	110,370	$622,725
Vodafone Qatar(1)	770,600	1,656,100

		$44,859,888

Romania — 0.9%

Antibiotice SA	1,559,438	$267,190
Banca Transilvania(1)	12,535,580	5,379,042
Biofarm Bucuresti	8,097,100	550,572
BRD-Group Societe Generale	2,316,900	11,143,973
OMV Petrom SA	39,759,206	5,213,674
Transelectrica SA	101,000	763,307
TRANSGAZ SA Medias	5,376	423,600

		$23,741,358

Russia — 6.1%

Aeroflot-Russian Airlines	749,030	$1,890,146
AvtoVAZ(1)	2,100,000	2,387,431
CTC Media, Inc.	140,500	2,995,460
Evraz Group SA GDR(1)(3)	35,750	1,113,011
Federal Grid Co. Unified Energy System JSC	37,815,100	505,853
Federal Hydrogenerating Co.(1)	549,606	25,892
Federal Hydrogenerating Co. ADR(1)	91,259,220	4,366,936
Gazprom Neft	77,000	362,200
IDGC Holding JSC(1)	2,300,000	308,200
Irkutskenergo OJSC ADR	13,500	507,263
JSC Scientific Production Corp. Irkut ADR	18,333	169,237
LUKOIL OAO ADR	66,100	4,213,875
LUKOIL OAO GDR	91,400	5,822,411
Magnitogorsk Iron & Steel Works GDR(1)(3)	58,800	670,334
Mechel ADR	103,700	2,477,393
MMC Norilsk Nickel ADR(1)	129,000	3,379,800
MMC Norilsk Nickel GDR(1)	200,400	5,251,257
Mobile TeleSystems	1,268,800	10,440,001
Mobile TeleSystems ADR	101,500	1,930,530
Mobile TeleSystems OJSC	166,919	1,373,648
Mosenergo	7,630,462	682,942
NovaTek OAO GDR(3)	61,800	8,546,486
Novolipetsk Steel GDR(3)	35,000	1,364,798
OAO Gazprom ADR(1)	2,192,800	32,010,378
OAO Inter Rao Ues	334,270,138	447,925
OAO TMK	4,106	19,130
OAO TMK GDR(3)	10,400	194,216
PIK Group GDR(1)	100,000	381,845
Polymetal GDR(1)	48,800	941,840
Rosneft Oil Co. GDR(3)	796,600	6,715,602
Rostelecom ADR	63,133	2,556,887
Sberbank of Russia(3)	6,569,380	23,592,141
Sberbank of Russia ADR(1)	201,050	2,907,183
Sberbank of Russia, PFC Shares	862,200	2,329,498
Sistema JSFC GDR(3)	14,500	372,650
Surgutneftegas OJSC ADR(1)	176,000	1,724,800
Surgutneftegas OJSC ADR, PFC Shares(1)	245,000	1,217,650
Surgutneftegas OJSC GDR(1)	522,200	5,171,171
Tatneft ADR	167,432	7,216,319
TGK-2(1)	47,290,846	9,505
Transneft	200	289,102
Uralkali	329,500	2,955,096
Uralkali GDR(1)(3)	18,000	809,448
Vimpel-Communications ADR	328,130	4,186,939
VTB Bank OJSC GDR(3)	1,317,874	8,137,993
X5 Retail Group NV GDR(1)(3)	123,700	4,845,110

		$169,817,532

Slovenia — 0.7%

Gorenje DD(1)	80,554	$1,068,861
KRKA DD	103,282	8,986,461
Luka Koper(1)	34,436	630,971
Mercator Poslovni Sistem	7,524	1,754,729
Nova Kreditna Banka Maribor(1)	156,914	1,545,056
Petrol	4,172	1,361,255
Sava DD(1)	2,986	173,206
Telekom Slovenije DD	19,971	2,025,632
Zavarovalnica Triglav DD	57,322	1,209,052

		$18,755,223

South Africa — 5.7%

ABSA Group, Ltd.	120,173	$2,397,027
Adcock Ingram Holdings, Ltd.	72,016	632,741
AECI, Ltd.	48,300	602,986
African Bank Investments, Ltd.	344,515	1,754,526
African Oxygen, Ltd. (AFROX)	143,280	416,376
African Rainbow Minerals, Ltd.	44,100	1,231,125
Anglo Platinum, Ltd.	20,700	1,926,222
AngloGold Ashanti, Ltd.	124,034	5,232,253
AngloGold Ashanti, Ltd. ADR	25,699	1,081,671
Arcelormittal South Africa, Ltd.	69,201	809,687
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,427,559
Astral Foods, Ltd.	26,100	494,070
Aveng, Ltd.	419,996	2,224,127
AVI, Ltd.	228,000	1,052,028

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)

Barloworld, Ltd.	231,700	$2,362,466
Bidvest Group, Ltd.	316,503	7,049,827
Capital Property Fund	592,025	721,448
Clicks Group, Ltd.	218,200	1,366,336
DataTec, Ltd.	285,500	1,628,099
Discovery Holdings, Ltd.	160,754	916,590
FirstRand, Ltd.	1,382,585	4,063,636
Foschini, Ltd.	104,323	1,361,683
Gold Fields, Ltd.	276,680	4,058,126
Grindrod, Ltd.	416,000	858,165
Group Five, Ltd.	115,500	511,852
Growthpoint Properties, Ltd.	479,900	1,298,254
Harmony Gold Mining Co., Ltd.	149,600	1,977,751
Hyprop Investments, Ltd.	65,400	526,296
Illovo Sugar, Ltd.	51,000	193,236
Impala Platinum Holdings, Ltd.	189,168	5,104,569
Imperial Holdings, Ltd.	61,800	1,109,104
Investec, Ltd.	106,800	881,475
JSE, Ltd.	45,700	429,168
Kumba Iron Ore, Ltd.	30,100	2,157,456
Kumba Resources, Ltd.	72,500	1,919,056
Lewis Group, Ltd.	39,800	499,128
Liberty Holdings, Ltd.	52,100	554,831
Life Healthcare Group Holdings, Ltd.	98,721	256,811
Massmart Holdings, Ltd.	48,804	1,010,477
Medi-Clinic Corp., Ltd.	161,590	740,822
MMI Holdings, Ltd.	413,933	1,041,458
Mondi, Ltd.	36,200	353,369
Mr. Price Group, Ltd.	188,400	1,900,180
MTN Group, Ltd.	1,298,180	27,656,235
Murray & Roberts Holdings, Ltd.	315,200	1,398,626
Nampak, Ltd.	246,700	826,304
Naspers, Ltd., Class N	162,276	9,164,404
Nedbank Group, Ltd.	101,000	2,187,796
Netcare, Ltd.	395,900	877,145
Northam Platinum, Ltd.	77,300	486,791
Pick’n Pay Holdings, Ltd.	125,270	320,132
Pick’n Pay Stores, Ltd.	152,660	937,071
Pretoria Portland Cement Co., Ltd.	183,714	729,682
Redefine Properties, Ltd.	1,093,296	1,270,019
Remgro, Ltd.	168,605	2,780,918
Reunert, Ltd.	257,600	2,328,831
RMB Holdings, Ltd.	309,000	1,218,655
RMI Holdings	309,000	564,369
Sanlam, Ltd.	618,590	2,522,889
Santam, Ltd.	27,610	534,903
Sappi, Ltd.(1)	209,600	1,070,498
Sasol, Ltd.	189,036	9,972,452
Shoprite Holdings, Ltd.	166,153	2,501,498
Spar Group, Ltd.	79,260	1,058,733
Standard Bank Group, Ltd.	467,049	6,906,831
Steinhoff International Holdings, Ltd.(1)	297,500	1,012,567
Sun International, Ltd.	33,860	458,691
Telkom South Africa, Ltd.	333,000	1,812,298
Tiger Brands, Ltd.	72,016	2,106,588
Tongaat-Hulett	25,322	333,293
Truworths International, Ltd.	115,241	1,250,423
Vodacom Group (Pty), Ltd.	224,500	2,791,903
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,065,309
Woolworths Holdings, Ltd.	230,542	1,015,674

		$158,295,595

South Korea — 6.4%

Amorepacific Corp.	783	$871,263
BS Financial Group, Inc.(1)	73,284	1,036,471
Celltrion, Inc.	28,100	1,165,845
Cheil Industries, Inc.	15,000	1,798,984
Cheil Worldwide, Inc.	21,650	322,194
CJ CheilJedang Corp.	2,100	464,074
CJ Corp.	9,583	654,360
CJ O Shopping Co., Ltd.	1,122	242,898
Daelim Industrial Co., Ltd.	6,870	831,079
Daesang Corp.	29,700	315,174
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	604,486
Daewoo International Corp.	10,502	374,155
Daewoo Motor Sales Corp.(1)	100,000	177,961
Daewoo Securities Co., Ltd.	35,260	593,398
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	846,464
Daishin Securities Co.	14,000	179,713
DGB Financial Group Co., Ltd.(1)	50,580	767,476
Dong-A Pharmaceutical Co., Ltd.	4,228	375,813
Dongbu Insurance Co., Ltd.	16,120	841,696
Dongkuk Steel Mill Co., Ltd.	18,400	710,742
Doosan Corp.	4,600	540,561
Doosan Heavy Industries & Construction Co., Ltd.	10,750	570,775
Doosan Infracore Co., Ltd.(1)	22,060	492,377
E-Mart Co., Ltd.(1)	5,011	1,147,557
Eugene Investment & Securities Co., Ltd.(1)	287,000	148,117
GLOVIS Co., Ltd.	7,450	1,205,057
GS Engineering & Construction Corp.	6,000	733,978
GS Holdings Corp.	14,654	1,077,571
Hana Financial Group, Inc.	81,500	2,859,819

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Hanjin Shipping Co., Ltd.	15,600	$328,141
Hanjin Transportation Co., Ltd.	10,500	262,041
Hankook Tire Co., Ltd.	33,930	1,451,597
Hanwha Chemical Corp.	65,820	3,126,951
Hanwha Corp.	17,300	794,155
Hanwha Securities Co., Ltd.	49,695	284,648
Hite Brewery Co., Ltd.	2,378	249,815
Honam Petrochemical Corp.	6,600	2,458,315
Hotel Shilla Co., Ltd.	12,750	324,221
Hynix Semiconductor, Inc.	90,370	2,135,156
Hyosung Corp.	8,400	724,399
Hyundai Department Store Co., Ltd.	3,900	635,007
Hyundai Development Co.	13,980	392,983
Hyundai Engineering & Construction Co., Ltd.	14,670	1,188,972
Hyundai Heavy Industries Co., Ltd.	11,813	4,930,252
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	512,445
Hyundai Merchant Marine Co., Ltd.	30,100	895,666
Hyundai Mipo Dockyard Co., Ltd.	2,620	418,032
Hyundai Mobis	17,000	6,396,331
Hyundai Motor Co.	37,690	8,402,368
Hyundai Motor Co., PFC Shares	12,900	997,446
Hyundai Securities Co., Ltd.	48,800	547,212
Hyundai Steel Co.	15,700	1,913,835
Industrial Bank of Korea	71,500	1,253,851
Kangwon Land, Inc.	36,658	984,151
KB Financial Group, Inc.	65,229	3,100,860
KB Financial Group, Inc. ADR	48,488	2,317,726
KCC Corp.	1,710	537,098
Kia Motors Corp.	59,700	4,061,277
KIWOOM Securities Co., Ltd.	8,011	423,022
Korea Electric Power Corp.(1)	112,610	2,991,283
Korea Exchange Bank	82,200	741,794
Korea Express Co., Ltd.(1)	4,378	444,714
Korea Gas Corp.	12,900	447,829
Korea Investment Holdings Co., Ltd.	10,400	353,545
Korea Zinc Co., Ltd.	4,500	1,733,466
Korean Air Lines Co., Ltd.	16,966	1,111,170
Korean Reinsurance Co.	26,418	345,948
KT Corp.	87,949	3,353,370
KT&G Corp.	35,480	2,206,596
KTB Securities Co., Ltd.(1)	80,000	218,394
LG Chem, Ltd.	11,904	5,470,457
LG Corp.	19,570	1,478,001
LG Display Co., Ltd.	39,300	1,096,927
LG Electronics, Inc.	22,196	1,730,643
LG Hausys, Ltd.	4,611	326,320
LG Household & Health Care, Ltd.	2,300	988,807
LG Life Sciences, Ltd.(1)	9,500	432,864
LG Uplus Corp.	55,513	301,294
LIG Insurance Co., Ltd.	14,790	379,245
Lotte Shopping Co., Ltd.	4,500	2,150,176
LS Corp.	7,030	727,278
LS Industrial Systems Co., Ltd.	4,500	325,648
MegaStudy Co., Ltd.	2,500	336,305
Mirae Asset Securities Co., Ltd.	10,170	428,948
Namhae Chemical Corp.	32,500	392,884
NCsoft Corp.	5,300	1,447,991
NHN Corp.(1)	9,658	1,712,236
Nong Shim Co., Ltd.	1,100	250,878
OCI Co., Ltd.	4,420	1,676,361
ORION Corp.	1,000	427,106
Pacific Corp.	2,641	536,784
POSCO	19,700	8,558,782
S-Oil Corp.	10,872	1,409,401
S1 Corp.	10,130	524,494
Samsung C&T Corp.	24,930	1,921,850
Samsung Card Co., Ltd.	14,260	773,590
Samsung Electro-Mechanics Co., Ltd.	16,480	1,429,459
Samsung Electronics Co., Ltd.	28,830	22,407,516
Samsung Electronics Co., Ltd., PFC Shares	620	326,145
Samsung Engineering Co., Ltd.	5,300	1,271,023
Samsung Fine Chemicals Co., Ltd.	10,800	695,503
Samsung Fire & Marine Insurance Co., Ltd.	12,674	2,949,072
Samsung Heavy Industries Co., Ltd.	34,100	1,528,183
Samsung Life Insurance Co., Ltd.	29,900	2,667,569
Samsung SDI Co., Ltd.	7,200	1,107,997
Samsung Securities Co., Ltd.	17,412	1,296,035
Samsung Techwin Co., Ltd.	8,485	741,112
Shinhan Financial Group Co., Ltd.	140,762	6,731,181
Shinsegae Co., Ltd.	1,770	562,839
SK Chemicals Co., Ltd.	7,300	491,291
SK Energy Co., Ltd.	18,071	3,412,062
SK Holdings Co., Ltd.	6,541	1,140,235
SK Networks Co., Ltd.	40,500	415,185
SK Telecom Co., Ltd.	14,400	2,178,242
SK Telecom Co., Ltd. ADR	25,326	473,596
STX Pan Ocean Co., Ltd.	39,400	277,095
Tong Yang Securities, Inc.	47,500	278,470
Woongjin Coway Co., Ltd.	15,560	554,939
Woori Finance Holdings Co., Ltd.	104,000	1,365,805

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Woori Investment & Securities Co., Ltd.	31,000	$501,402
Yuhan Corp.	2,370	299,804

		$178,853,170

Taiwan — 6.0%

Acer, Inc.	531,380	$928,966
Advanced Semiconductor Engineering, Inc.	994,912	1,097,020
Advantech Co., Ltd.	169,863	578,427
Altek Corp.	291,957	424,462
Ambassador Hotel	221,000	359,631
AmTRAN Technology Co., Ltd.	367,302	314,277
Asia Cement Corp.	785,260	1,124,596
Asia Optical Co., Inc.(1)	187,913	321,685
Asustek Computer, Inc.(1)	119,815	1,192,522
AU Optronics Corp.(1)	909,925	623,949
AU Optronics Corp. ADR(1)	33,754	232,228
Capital Securities Corp.	596,200	288,347
Catcher Technology Co., Ltd.	100,100	633,722
Cathay Financial Holding Co., Ltd.	2,217,400	3,441,332
Cathay Real Estate Development Co., Ltd.	660,000	343,143
Chang Hwa Commercial Bank	1,369,000	1,128,465
Cheng Shin Rubber Industry Co., Ltd.	651,868	1,876,711
Cheng Uei Precision Industry Co., Ltd.	146,579	383,985
Chicony Electronics Co., Ltd.	145,433	282,030
Chimei Innolux Corp.(1)	1,090,725	781,201
China Airlines, Ltd.(1)	856,844	583,140
China Development Financial Holding Corp.	3,752,885	1,526,602
China Life Insurance Co., Ltd.	912,047	1,210,108
China Motor Corp.	385,930	397,991
China Petrochemical Development Corp.(1)	779,000	893,906
China Steel Corp.	3,448,149	4,158,332
Chinatrust Financial Holding Co., Ltd.	3,136,086	2,738,648
Chipbond Technology Corp.(1)	240,000	342,730
Chong Hong Construction Co., Ltd.	147,390	406,397
Chunghwa Telecom Co., Ltd.	1,795,909	6,179,938
Clevo Co.	191,178	372,034
CMC Magnetics Corp.(1)	1,370,000	311,075
Compal Electronics, Inc.	1,023,557	1,257,601
Coretronic Corp.	282,312	446,891
D-Link Corp.	359,590	329,885
Delta Electronics, Inc.	430,603	1,586,327
Dynapack International Technology Corp.	67,666	302,544
E Ink Holdings, Inc.(1)	249,000	469,400
E.Sun Financial Holding Co., Ltd.	1,123,236	799,756
Elan Microelectronics Corp.	142,410	163,130
Epistar Corp.	138,439	412,327
Eternal Chemical Co., Ltd.	296,100	334,731
EVA Airways Corp.(1)	667,272	681,985
Evergreen International Storage & Transport Corp.	266,000	228,361
Evergreen Marine Corp.(1)	754,292	608,425
Everlight Chemical Industrial Corp.	270,000	254,779
Everlight Electronics Co., Ltd.	103,212	277,998
Far Eastern Department Stores, Ltd.	544,275	1,093,609
Far Eastern International Bank	776,567	387,809
Far Eastern New Century Corp.	886,194	1,385,408
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,615,789
Faraday Technology Corp.	111,650	169,603
Feng Hsin Iron & Steel Co., Ltd.	172,000	327,236
First Financial Holding Co., Ltd.	1,817,551	1,507,328
First Steamship Co., Ltd.	119,084	276,907
Formosa Chemicals & Fibre Corp.	1,174,364	4,382,413
Formosa International Hotels Corp.	25,289	479,711
Formosa Petrochemical Corp.	985,153	3,473,715
Formosa Plastics Corp.	1,691,436	6,112,682
Formosa Taffeta Co., Ltd.	545,000	599,190
Formosan Rubber Group, Inc.	450,000	475,627
Foxconn International Holdings, Ltd.(1)	522,000	230,986
Foxconn Technology Co., Ltd.	190,579	792,626
Fubon Financial Holding Co., Ltd.	1,522,422	2,346,430
Giant Manufacturing Co., Ltd.	168,093	677,386
Gintech Energy Corp.	71,709	176,780
Goldsun Development & Construction Co., Ltd.	610,944	307,102
Great Wall Enterprise Co., Ltd.	224,435	258,467
HannStar Display Corp.(1)	1,853,485	277,463
Highwealth Construction Corp.	208,691	490,728
Hon Hai Precision Industry Co., Ltd.	1,692,248	5,826,060
Hotai Motor Co., Ltd.	98,000	368,923
HTC Corp.	166,011	5,613,036
Hua Nan Financial Holdings Co., Ltd.	1,580,492	1,230,913
Huaku Development Co., Ltd.	183,344	545,114
Inotera Memories, Inc.(1)	566,619	175,670
Inventec Co., Ltd.	790,100	413,519
KGI Securities Co., Ltd.	1,145,000	606,449
King Yuan Electronics Co., Ltd.(1)	711,274	367,893
Kinsus Interconnect Technology Corp.	166,280	679,954
Largan Precision Co., Ltd.	45,042	1,448,825
Lee Chang Yung Chemical Industry Corp.	226,956	513,878
Lite-On Technology Corp.	537,299	709,233
Macronix International Co., Ltd.	978,697	601,363
MediaTek, Inc.	236,371	2,574,602
Mega Financial Holding Co., Ltd.	3,393,000	2,972,456
Merida Industry Co., Ltd.	161,000	366,685

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Mitac International Corp.	626,073	$274,415
Motech Industries, Inc.	100,999	392,147
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	653,746
Nan Ya Plastics Corp.	1,960,538	5,243,829
Nan Ya Printed Circuit Board Corp.	97,032	369,329
Nanya Technology Corp.(1)	640,575	181,589
Neo Solar Power Corp.	144,016	270,257
Novatek Microelectronics Corp., Ltd.	160,479	518,349
Oriental Union Chemical Corp.	412,000	604,110
Pan-International Industrial Co., Ltd.	142,844	144,068
Pegatron Corp.(1)	322,486	335,056
Phison Electronics Corp.	43,692	248,540
Polaris Securities Co., Ltd.	928,295	681,605
Pou Chen Corp.	1,355,764	1,253,668
Powerchip Technology Corp.(1)	1,182,434	148,274
Powertech Technology, Inc.	146,114	491,851
President Chain Store Corp.	619,120	3,586,995
Qisda Corp.(1)	619,000	298,597
Quanta Computer, Inc.	782,065	1,858,040
Radiant Opto-Electronics Corp.	194,505	630,707
Radium Life Tech Co., Ltd.	275,000	361,144
Realtek Semiconductor Corp.	160,675	310,986
RichTek Technology Corp.	26,497	182,395
Ritek Corp.(1)	968,757	268,199
Ruentex Development Co., Ltd.	246,000	346,532
Ruentex Industries, Ltd.	322,000	800,724
Sanyang Industrial Co., Ltd.	700,000	426,754
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	919,838
Shin Kong Synthetic Fibers Corp.	915,255	382,277
Siliconware Precision Industries Co.	431,260	550,723
Siliconware Precision Industries Co. ADR	74,607	464,056
Simplo Technology Co., Ltd.	53,240	430,317
Sincere Navigation	188,000	214,420
Sino-American Silicon Products, Inc.	168,558	557,751
SinoPac Financial Holdings Co., Ltd.	2,243,000	970,746
Solar Applied Materials Technology Corp.	239,877	576,343
Synnex Technology International Corp.	651,960	1,585,089
Tainan Spinning Co., Ltd.	910,200	575,584
Taishin Financial Holdings Co., Ltd.(1)	1,223,221	728,772
Taiwan Business Bank(1)	1,469,040	562,029
Taiwan Cement Corp.	1,018,118	1,520,909
Taiwan Cooperative Bank	1,116,682	909,285
Taiwan Fertilizer Co., Ltd.	312,000	961,871
Taiwan Glass Industrial Corp.	219,987	388,325
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Life Insurance Co., Ltd.	344,543	372,187
Taiwan Mobile Co., Ltd.	802,281	2,176,161
Taiwan Semiconductor Manufacturing Co., Ltd.	5,218,873	13,152,915
Taiwan Tea Corp.	305,346	209,878
Tatung Co., Ltd.(1)	1,214,645	563,479
Teco Electric & Machinery Co., Ltd.	989,000	714,631
Tong Yang Industry Co., Ltd.(1)	333,000	414,162
TPK Holding Co., Ltd.(1)	22,000	673,171
Transcend Information, Inc.	63,886	188,529
Tripod Technology Corp.	137,819	573,066
TSRC Corp.	214,000	631,478
TTY Biopharm Co., Ltd.	87,200	441,233
Tung Ho Steel Enterprise Corp.	293,385	333,881
U-Ming Marine Transport Corp.	202,000	433,407
Uni-President Enterprises Corp.	2,909,112	4,225,819
Unimicron Technology Corp.	305,171	544,821
United Microelectronics Corp.	2,516,361	1,253,454
United Microelectronics Corp. ADR	93,397	239,096
Vanguard International Semiconductor Corp.	784,175	409,690
Walsin Lihwa Corp.(1)	1,085,980	546,367
Wan Hai Lines, Ltd.(1)	577,500	438,596
Waterland Financial Holdings	1,330,161	598,279
Wintek Corp.(1)	235,000	313,307
Wistron Corp.	502,634	895,988
WPG Holdings Co., Ltd.	232,235	394,926
Yageo Corp.	1,003,000	457,245
Yang Ming Marine Transport(1)	1,014,808	772,621
Yieh Phui Enterprise	892,500	360,986
Yuanta Financial Holding Co., Ltd.	2,527,030	1,755,674
Yuen Foong Yu Paper Manufacturing Co., Ltd.	853,610	393,033
Yulon Motor Co., Ltd.	525,420	1,293,853

		$165,443,482

Thailand — 3.1%

Advanced Info Service PCL(6)	2,038,400	$6,915,925
Airports of Thailand PCL(6)	765,700	898,635
Asian Property Development PCL(6)	2,209,200	356,262
Bangkok Bank PCL	575,800	2,971,608
Bangkok Bank PCL(6)	264,800	1,370,341
Bangkok Bank PCL NVDR	35,000	180,629
Bangkok Dusit Medical Services PCL(6)	781,000	1,343,292
Bangkok Expressway PCL(6)	895,900	521,940
Bank of Ayudhya PCL(6)	1,814,000	1,689,653
Banpu PCL(6)	135,800	3,173,103
BEC World PCL(6)	2,033,100	2,291,337
Big C Supercenter PCL(6)	113,000	337,166
Bumrungrad Hospital PCL(6)	503,200	598,956

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)

Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	$191,265
Central Pattana PCL(6)	540,700	516,031
Charoen Pokphand Foods PCL(6)	5,627,300	5,418,280
CP ALL PCL(6)	4,567,700	6,593,905
Delta Electronics (Thailand) PCL(6)	934,670	755,282
Electricity Generating PCL(6)	189,500	577,601
G Steel PCL(1)(6)	23,786,500	441,279
Glow Energy PCL(6)	797,100	1,300,273
Hana Microelectronics PCL(6)	1,084,100	824,170
IRPC PCL(6)	3,989,000	697,129
Italian-Thai Development PCL(6)	4,364,100	504,354
Kasikornbank PCL(6)	1,026,000	4,191,168
Kiatnakin Bank PCL(6)	350,000	376,650
Krung Thai Bank PCL(6)	2,016,100	1,238,655
Land & Houses PCL	697,800	130,972
Land & Houses PCL(6)	5,499,500	1,031,668
Major Cineplex Group PCL(6)	754,100	378,836
Minor International PCL(6)	3,079,174	1,145,498
Precious Shipping PCL(6)	622,500	300,082
PTT Aromatics & Refining PCL(6)	442,058	541,786
PTT Chemical PCL(6)	127,289	611,656
PTT Exploration & Production PCL(6)	925,600	5,169,390
PTT PCL(6)	693,500	7,587,831
Quality House PCL(6)	4,710,000	274,985
Ratchaburi Electricity Generating Holding PCL(6)	578,300	786,660
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	407,426
Samart Corp. PCL(6)	1,606,500	450,714
Shin Corp. PCL(6)	426,000	454,076
Siam Cement PCL(6)	393,600	5,235,414
Siam City Cement PCL(6)	42,900	299,092
Siam Commercial Bank PCL(6)	964,300	3,496,899
Siam Makro PCL(6)	157,600	1,005,357
Sino Thai Engineering & Construction PCL(6)	1,553,400	613,818
Thai Airways International PCL(6)	1,290,500	1,223,141
Thai Beverage PCL	3,621,000	810,676
Thai Oil PCL(6)	490,400	1,193,593
Thai Tap Water Supply Co., Ltd	3,000,000	537,444
Thai Union Frozen Products PCL(6)	915,915	1,434,187
Thanachart Capital PCL(6)	523,300	487,074
Thoresen Thai Agencies PCL(6)	719,990	439,314
TMB Bank PCL(6)	3,870,000	252,581
Total Access Communication PCL(6)	1,135,000	2,023,953
TPI Polene PCL(6)	1,130,500	431,693
True Corp. PCL (1)(6)	12,466,592	1,582,299

		$86,613,004

Turkey — 3.1%

Adana Cimento Sanayii TAS	82,728	$236,002
Akbank TAS	1,293,081	5,981,826
Akcansa Cimento AS	38,000	168,829
Akenerji Elektrik Uretim AS(1)	270,121	624,571
Aksa Akrilik Kimya Sanayii AS	228,054	781,257
Alarko Holding AS	207,704	441,220
Anadolu Anonim Turk Sigorta Sirketi	368,571	255,021
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,990,880
Arcelik AS	325,221	1,663,510
Asya Katilim Bankasi AS(1)	874,200	1,363,467
Aygaz AS	177,606	1,149,022
Bagfas Bandirma Gubre Fabrikalari AS	8,000	760,511
BIM Birlesik Magazalar AS	101,996	3,315,027
Cimsa Cimento Sanayi ve Ticaret AS	64,400	343,687
Coca-Cola Icecek AS	65,400	964,513
Dogan Sirketler Grubu Holding AS(1)	2,058,552	1,141,021
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	395,285
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	164,882
Enka Insaat ve Sanayi AS	1,222,076	3,738,546
Eregli Demir ve Celik Fabrikalari TAS	1,504,509	3,841,064
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	307,301
Gubre Fabrikalari TAS(1)	59,700	533,364
Haci Omer Sabanci Holding AS	720,449	3,027,913
Ihlas Holding AS(1)	666,400	471,169
Is Gayrimenkul Yatirim Ortakligi AS	409,199	309,931
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	728,935
KOC Holding AS	1,246,375	5,358,569
Koza Altin Isletmeleri AS	68,700	923,842
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	420,255
Net Holding AS(1)	282,129	267,532
Petkim Petrokimya Holding AS(1)	606,041	915,678
Petrol Ofisi AS	123,246	451,760
Sekerbank TAS	658,499	454,998
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	325,120
TAV Havalimanlari Holding AS(1)	257,200	1,289,962
Tekfen Holding AS	307,071	1,058,344
Tofas Turk Otomobil Fabrikasi AS	172,700	787,574
Trakya Cam Sanayii AS	353,686	754,007
Tupras-Turkiye Petrol Rafinerileri AS	171,141	4,203,170
Turcas Petrolculuk AS	159,229	387,166
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	761,988	1,995,348
Turk Sise ve Cam Fabrikalari AS	541,985	1,185,488
Turk Telekomunikasyon AS	698,500	3,692,625
Turkcell Iletisim Hizmetleri AS(1)	978,294	5,279,540
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	521,594

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

Security	Shares		Value

Turkey (continued)

Turkiye Garanti Bankasi AS		1,858,174	$8,432,031
Turkiye Halk Bankasi AS		278,700	2,090,561
Turkiye Is Bankasi		1,151,506	3,534,427
Turkiye Sinai Kalkinma Bankasi AS		544,909	871,556
Turkiye Vakiflar Bankasi TAO		615,021	1,390,593
Ulker Gida Sanayi ve Ticaret AS		204,629	711,095
Vestel Beyaz Esya Sanayi ve Ticaret AS		186,000	315,401
Vestel Elektronik Sanayi ve Ticaret AS(1)		209,707	346,453
Yapi ve Kredi Bankasi AS(1)		725,093	1,822,052
Yazicilar Holding AS		39,000	279,908
Zorlu Enerji Elektrik Uretim AS(1)		124,509	177,212

			$85,942,615

United Arab Emirates — 1.7%

Aabar Investments (PJSC)(1)(2)		3,577,200	$706,090
Abu Dhabi Commercial Bank (PJSC)(1)		3,871,886	3,120,278
Abu Dhabi National Hotels		832,200	568,696
Agthia Group (PJSC)		550,000	300,351
Air Arabia		11,206,000	2,024,280
Ajman Bank (PJSC)(1)		1,582,800	368,444
Aldar Properties (PJSC)		3,233,500	1,097,392
Arabtec Holding Co.(1)		10,827,750	3,800,844
Aramex (PJSC)		3,170,710	1,518,772
Dana Gas(1)		24,909,987	4,356,962
DP World, Ltd.		539,236	6,657,912
Dubai Financial Market		5,958,200	1,905,863
Dubai Investments (PJSC)		2,251,568	485,976
Dubai Islamic Bank (PJSC)		2,312,900	1,270,323
Emaar Properties (PJSC)		8,426,100	6,973,280
Emirates NBD (PJSC)		260,000	293,765
First Gulf Bank (PJSC)		666,947	3,264,185
Gulf Navigation Holding(1)		3,460,300	336,298
Islamic Arabic Insurance Co.(1)		1,469,160	273,417
National Bank of Abu Dhabi (PJSC)		1,148,160	3,457,745
National Central Cooling Co. (Tabreed)(1)		431,247	122,432
Ras Al Khaimah Co.		1,319,300	610,621
Ras Al Khaimah Properties (PJSC)(1)		5,586,000	532,290
Sorouh Real Estate Co.(1)		2,789,865	926,319
Union National Bank		1,070,375	1,047,332
Waha Capital (PJSC)		2,068,608	385,158

			$46,405,025

Vietnam — 0.6%

Baoviet Holdings		287,600	$1,096,750
Development Investment Construction Corp.		282,700	251,319
FPT Corp.		418,466	975,777
Gemadept Corp.(1)		108,333	134,199
Hagl JSC		760,000	1,439,883
Hoa Phat Group JSC		757,500	1,126,038
Kim Long Securities Corp.(1)		1,311,300	694,349
Kinh Bac City Development Share Holding Corp.(1)		333,700	270,721
Kinhdo Corp.		268,900	497,666
Masan Group Corp.(1)		158,600	747,350
PetroVietnam Construction JSC		446,200	255,777
PetroVietnam Drilling and Well Services JSC		407,346	781,595
PetroVietnam Fertilizer and Chemical JSC		721,940	1,141,672
Refrigeration Electrical Engineering Corp.		487,200	265,079
Saigon Securities, Inc.(1)		719,620	618,765
Song Da Urban & Industrial Zone Investment and Development JSC		192,850	295,107
Tan Tao Investment Industry Co.(1)		733,399	378,402
Vietnam Construction and Import-Export JSC		459,600	304,518
Vietnam Dairy Products JSC		228,730	1,211,152
Vincom JSC		484,197	3,222,492

			$15,708,611

Total Common Stocks
(identified cost $1,742,943,896)			$2,694,115,834

Corporate Bonds — 0.0%(5)

	Principal
	Amount
Security	(000’s omitted)		Value

India — 0.0%(5)

Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$16,047

Total Corporate Bonds
(identified cost $16,135)			$16,047

Equity-Linked Securities(7) — 0.9%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.9%

Abdullah Al Othaim Markets(4)	6/2/13	14,800	$383,290
Al Rajhi Bank(4)	4/30/12	108,000	2,105,833
Alinma Bank(1)(4)	6/4/12	102,800	272,055
Almarai Co., Ltd.(4)	3/27/12	37,000	936,024
Arab National Bank(4)	6/4/12	81,600	638,606
Bank Albilad(1)(4)	9/21/12	59,100	302,961

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

	Maturity
Security	Date	Shares	Value

Saudi Arabia (continued)

Banque Saudi Fransi(4)	4/30/12	39,500	$467,117
Company for Cooperative Insurance (The)(4)	6/22/12	16,200	271,605
Dar Al Arkan Real Estate Development(4)	8/13/12	70,500	147,098
Etihad Etisalat Co.(4)	4/2/12	150,600	2,113,249
Fawaz Abdulaziz Alhokair Co.(4)	4/4/12	21,500	271,451
Fitaihi Holding Group(1)(4)	11/26/12	52,000	172,279
Jabal Omar Development Co.(1)(4)	5/3/13	88,593	315,963
Jarir Marketing Co.(4)	6/4/12	7,600	357,941
Makkah Construction & Development Co.(4)	3/15/13	35,000	294,917
Mobile Telecommunications Co.(1)(4)	6/4/12	115,000	210,824
Mohammad Al-Mojil Group(4)	1/7/13	38,000	230,768
National Industrialization Co.(4)	5/14/12	191,653	2,225,551
Rabigh Refining and Petrochemicals Co.(1)(4)	4/2/12	28,700	205,476
Riyad Bank(4)	6/11/12	68,500	431,516
Sahara Petrochemical Co.(4)	11/26/12	67,800	472,752
Samba Financial Group(4)	4/30/12	70,600	945,962
Saudi Arabian Amiantit Co.(4)	6/25/12	32,700	157,164
Saudi Arabian Fertilizer Co.(4)	6/4/12	10,600	534,551
Saudi Arabian Mining Co.(1)(4)	6/25/12	45,000	326,974
Saudi Basic Industries Corp.(4)	3/26/12	102,100	2,827,945
Saudi British Bank(4)	10/2/12	20,500	228,762
Saudi Cable Co.(4)	9/21/12	27,500	105,412
Saudi Cement Co.(4)	8/13/12	20,250	346,257
Saudi Ceramic Co.(4)	8/16/13	9,200	348,039
Saudi Chemical Co.(4)	11/26/12	28,700	350,113
Saudi Electricity Co.(4)	6/25/12	277,000	1,013,737
Saudi Industrial Investment Group(4)	6/11/12	49,800	305,747
Saudi International Petrochemicals Co.(4)	9/21/12	67,870	389,543
Saudi Kayan Petrochemical Co.(1)(4)	6/4/12	77,300	379,779
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	341,747
Saudi Telecom Co.(4)	5/21/12	86,900	844,603
Savola(4)	4/20/12	93,100	673,993
Yanbu National Petrochemicals Co.(1)(4)	1/7/13	42,500	536,605

Total Equity-Linked Securities
(identified cost $21,177,955)			$23,484,209

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$5,975,339
Vietnam Growth Fund, Ltd.(1)	15,639	193,142

Total Investment Funds
(identified cost $7,976,611)		$6,168,481

Rights(1) — 0.0%(5)

Security	Shares	Value

China CITIC Bank Corp., Ltd., Exp. 7/20/11	437,200	$46,632
Grupo Nutresa SA, Exp. 7/1/11	12,807	18,932
Grupo Security SA, Exp. 7/10/11	188,239	0
JBS SA, Exp. 7/5/11	46,081	295
Madeco SA, Exp. 7/30/11	4,799,746	0
MPX Energia SA, Exp. 7/25/11	3,195	18,220

Total Rights
(identified cost $0)		$84,079

Short-Term Investments — 0.7%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/11	$19,689	$19,689,315

Total Short-Term Investments
(identified cost $19,689,315)		$19,689,315

Total Investments — 98.9%
(identified cost $1,791,803,912)		$2,743,557,965

Other Assets, Less Liabilities — 1.1%		$31,350,096

Net Assets — 100.0%		$2,774,908,061

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.
PDR	- Philippine Deposit Receipt
PFC Shares	- Preference Shares
INR	- Indian Rupee

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Portfolio of Investments — continued

transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $25,672,195 or 0.9% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	13.9%	$384,481,864
Hong Kong Dollar	7.8	216,042,907
South Korean Won	6.3	176,061,848
Mexican Peso	6.2	170,961,544
Brazilian Real	6.1	169,511,642
New Taiwan Dollar	5.9	164,277,116
South African Rand	5.7	157,213,924
Indian Rupee	5.6	155,371,227
Indonesian Rupiah	3.4	94,365,402
New Turkish Lira	3.1	85,421,021
Thailand Baht	3.1	84,954,453
Malaysian Ringgit	3.0	84,205,783
Polish Zloty	3.0	82,781,022
Chilean Peso	2.1	58,995,305
Hungarian Forint	1.7	46,795,691
Philippine Peso	1.7	45,730,004
Qatari Riyal	1.6	44,859,888
Czech Koruna	1.5	42,796,163
Moroccan Dirham	1.5	42,538,384
Kuwaiti Dinar	1.5	42,225,405
United Arab Emirates Dirham	1.4	39,747,113
Egyptian Pound	1.4	39,423,934
Colombian Peso	1.4	37,719,158
Euro	1.3	34,798,340
Other currency, less than 1% each	8.7	242,278,827

Total Investments	98.9%	$2,743,557,965

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	26.3%	$730,368,960
Materials	12.7	351,468,826
Industrials	10.5	291,916,672
Telecommunication Services	10.3	286,036,435
Energy	10.2	281,469,717
Consumer Staples	8.2	228,142,715
Consumer Discretionary	7.1	196,554,399
Information Technology	6.2	171,078,340
Utilities	4.7	129,995,407
Health Care	1.8	50,568,572
Other	0.7	19,789,441
Investment Funds	0.2	6,168,481

Total Investments	98.9%	$2,743,557,965

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Statement of Assets and Liabilities

Assets	June 30, 2011

Investments, at value (identified cost, $1,791,803,912)	$2,743,557,965
Foreign currency, at value (identified cost, $12,644,138)	12,701,936
Dividends and interest receivable	9,242,327
Receivable for investments sold	22,741
Receivable for Fund shares sold	15,116,349
Tax reclaims receivable	72,485

Total assets	$2,780,713,803

Liabilities

Payable for investments purchased	$145,829
Payable for Fund shares redeemed	3,426,394
Payable to affiliates:
Investment adviser fee	1,007,591
Administration fee	1,119,546
Accrued foreign capital gains taxes	106,382

Total liabilities	$5,805,742

Net Assets	$2,774,908,061

Sources of Net Assets

Paid-in capital	$1,919,044,688
Accumulated net realized loss	(96,384,125)
Accumulated undistributed net investment income	475,759
Net unrealized appreciation	951,771,739

Total	$2,774,908,061

Class I Shares

Net Assets	$2,774,908,061
Shares Outstanding	53,764,596
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$51.61

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Statement of Operations

Year Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $6,497,930)	$62,849,460
Interest (net of foreign taxes, $61)	7,370

Total investment income	$62,856,830

Expenses

Investment adviser fee	$11,031,673
Administration fee	12,257,415
Stock dividend tax	139,333

Total expenses	$23,428,421

Net investment income	$39,428,409

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $19,278)	$14,488,589
Foreign currency transactions	(269,255)

Net realized gain	$14,219,334

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $2,096,478)	$496,025,108
Foreign currency	171,397

Net change in unrealized appreciation (depreciation)	$496,196,505

Net realized and unrealized gain	$510,415,839

Net increase in net assets from operations	$549,844,248

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Statements of Changes in Net Assets

	Year Ended	Year Ended
Increase (Decrease) in Net Assets	June 30, 2011	June 30, 2010

From operations —
Net investment income	$39,428,409	$25,882,847
Net realized gain (loss) from investment and foreign currency transactions	14,219,334	(14,734,886)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	496,196,505	286,334,903

Net increase in net assets from operations	$549,844,248	$297,482,864

Distributions to shareholders —
From net investment income	$(44,000,098)	$(17,001,447)

Total distributions to shareholders	$(44,000,098)	$(17,001,447)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$617,440,562	$518,811,578
Net asset value of shares issued to shareholders in payment of distributions declared	29,600,150	11,129,509
Cost of shares redeemed	(231,192,398)	(218,418,087)
Redemption fees	4,109,591	3,749,690

Net increase in net assets from Fund share transactions	$419,957,905	$315,272,690

Net increase in net assets	$925,802,055	$595,754,107

Net Assets

At beginning of year	$1,849,106,006	$1,253,351,899

At end of year	$2,774,908,061	$1,849,106,006

Accumulated undistributed net investment income included in net assets

At end of year	$475,759	$5,146,731

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Financial Highlights

	Class I

	Year Ended June 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$40.800	$33.060	$47.940	$47.670	$31.600

Income (Loss) From Operations

Net investment income(1)	$0.794	$0.634	$0.731	$0.857	$0.700
Net realized and unrealized gain (loss)	10.829	7.439	(15.029)	0.953	16.070

Total income (loss) from operations	$11.623	$8.073	$(14.298)	$1.810	$16.770

Less Distributions

From net investment income	$(0.896)	$(0.425)	$(0.747)	$(0.933)	$(0.750)
From net realized gain	—	—	—	(0.728)	—

Total distributions	$(0.896)	$(0.425)	$(0.747)	$(1.661)	$(0.750)

Redemption fees(1)	$0.083	$0.092	$0.165	$0.121	$0.050

Net asset value — End of year	$51.610	$40.800	$33.060	$47.940	$47.670

Total Return(2)	28.74%	24.66%	(29.00)%	3.71%	53.79%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,774,908	$1,849,106	$1,253,352	$1,456,200	$1,168,050
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.61%	1.54%	2.37%	1.68%	1.80%
Portfolio Turnover	4%	11%	14%	4%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly, Eaton Vance Tax-Managed Emerging Markets Fund) (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Fund is subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the year ended June 30, 2011, such tax amounted to $818,281 and is included in net realized gain (loss) on foreign currency.

At June 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $92,758,051 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Notes to Financial Statements — continued

amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2011.

During the year ended June 30, 2011, a capital loss carryforward of $11,210,730 was utilized to offset net realized gains by the Fund.

Additionally, at June 30, 2011, the Fund had a net capital loss of $1,400,262 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2012.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J Repurchase Agreements — The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. The terms of a repurchase agreement provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2011 and June 30, 2010 was as follows:

	Year Ended June 30,

	2011	2010

Distributions declared from:
Ordinary income	$44,000,098	$17,001,447

During the year ended June 30, 2011, accumulated net realized loss was increased by $128,159, accumulated undistributed net investment income was decreased by $99,283 and paid-in capital was increased by $227,442 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$25,859,482
Capital loss carryforward and post October losses	$(94,158,313)
Net unrealized appreciation	$924,162,204

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2011, the investment adviser fee amounted to $11,031,673. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2011, the administration fee amounted to $12,257,415. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM. Trustees’ fees incurred by the Fund for the year ended June 30, 2011 were paid by EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $475,917,207 and $89,256,261, respectively, for the year ended June 30, 2011.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Notes to Financial Statements — continued

5 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,

	2011	2010

Sales	12,546,149	12,464,104
Issued to shareholders electing to receive payments of distributions in Fund shares	584,521	264,547
Redemptions	(4,682,529)	(5,326,310)

Net increase	8,448,141	7,402,341

For the years ended June 30, 2011 and June 30, 2010, the Fund received $4,109,591 and $3,749,690, respectively, in redemption fees.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,819,413,447

Gross unrealized appreciation	$1,012,335,538
Gross unrealized depreciation	(88,191,020)

Net unrealized appreciation	$924,144,518

7 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2011.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$119,050,420	$969,565,189		$0	$1,088,615,609
Emerging Europe	141,583,047	372,583,378		—	514,166,425
Latin America	540,659,166	—		0	540,659,166
Middle East/Africa	230,028,501	319,651,293		994,840	550,674,634

Total Common Stocks	$1,031,321,134	$1,661,799,860	*	$994,840	$2,694,115,834

Corporate Bonds	$—	$16,047		$—	$16,047
Equity-Linked Securities	—	23,484,209		—	23,484,209
Investment Funds	—	6,168,481		—	6,168,481
Rights	—	84,079		—	84,079
Short-Term Investments	—	19,689,315		—	19,689,315

Total Investments	$1,031,321,134	$1,711,241,991		$994,840	$2,743,557,965

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2010	$0
Realized gains (losses)	(464,833)
Change in net unrealized appreciation (depreciation)*	(1,172,990)
Cost of purchases	—
Proceeds from sales	(193,558)
Accrued discount (premium)	—
Transfers to Level 3**	2,826,221
Transfers from Level 3**	—

Balance as of June 30, 2011	$994,840

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2011*	$(1,476,407)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

All Level 3 investments held at June 30, 2010 were valued at $0.

At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

10 Name Change

Effective November 1, 2010, the name of the Fund was changed from Eaton Vance Tax-Managed Emerging Markets Fund.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Tax-Managed Emerging Markets Fund):

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Tax-Managed Emerging Markets Fund) (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2007, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated August 15, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 18, 2011

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of a Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates approximately $37,984,853, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $6,230,519 and recognized foreign source income of $69,347,390.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Tax-Managed Emerging Markets Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

Management and Organization — continued

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.
Directorships in the Last Five Years.(1) None.

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Michael W. Weilheimer 1961	President	Since 2002	Vice President of EVM and BMR.

Duncan W. Richardson 1957	Vice President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050-8/11	TMEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly, Eaton Vance Tax-Managed Emerging Markets Fund) (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.
The following tables represent the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2010 and June 30, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2010	6/30/2011

Audit Fees	$68,000	$68,670

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,140	$13,240

All Other Fees(3)	$1,400	$1,200

Total	$79,540	$83,110

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/09	6/30/10	10/31/10	6/30/11

Audit Fees	$15,520	$68,000	$15,520	$68,670

Audit-Related Fees(1)	$0	$0	$0	$0

Tax Fees(2)	$11,890	$10,140	$11,890	$13,240

All Other Fees(3)	$1,500	$1,400	$1,400	$1,200

Total	$28,910	$79,540	$28,810	$83,110

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal
Years Ended	10/31/09	6/30/10	10/31/10	6/30/11

Registrant(1)	$13,390	$11,540	$13,290	$14,440

Eaton Vance(2)	$280,861	$322,118	$278,901	$263,431

(1)	Includes all of the Series in the Trust.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 17, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 17, 2011

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 17, 2011